UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Income Fund of America

[photo of a hummingbird sitting on a flower covered branch]

Semi-annual report for the six months ended January 31, 2010

The Income Fund of America® seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	17.34%	1.51%	5.39%

The total annual fund operating expense ratio was 0.64% for Class A shares as of July 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 32 to 37 for details.

Results for other share classes can be found on page 44.

Equity investments are subject to market fluctuations. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a hummingbird sitting on a flower covered branch]

For the six months ended January 31, 2010, The Income Fund of America (IFA) gained 10.2%. This figure assumes reinvestment of quarterly dividends totaling 33 cents a share.

The fund’s gain topped the 9.9% rise turned in by the unmanaged Standard & Poor’s 500 Composite Index, a broad gauge of U.S. stocks.

Fund results also surpassed those of the bond market, as measured by the unmanaged Barclays Capital U.S. Aggregate Index, which rose 3.9%.

In addition, The Income Fund of America outpaced the 7.7% increase turned in by its peer group benchmark, the Lipper Income Funds Index.

Markets on the rise

The six months ended January 31, 2010, saw a continuation of the improving market conditions that began in the spring of 2009. Attractive valuations continued to draw investors, and a combination of monetary and fiscal policy measures, low interest rates and slightly improving economic indicators helped sustain the upswing.

As is often the case, areas of the market that had suffered most during the downturn led the rally. Many companies whose stock prices had reflected deep investor concerns over their survivability saw their values increase as stabilizing conditions diminished those fears. Conversely, those companies whose survival was less in doubt and that hadn’t fallen quite as far generally saw more muted increases. Many such stable companies are within the dividend-paying sectors such as utilities, telecommunications and health care in which IFA has historically made sizable investments. Though this market dynamic amounted to a headwind for the fund, results clearly indicate that we were able to find other opportunities.

In many respects, fixed-income markets mirrored the pattern in the equity world. Lower quality securities that generally exhibit significant sensitivity to economic conditions and investor sentiment had trended sharply downward amid the difficult economic conditions that marked 2008 and early 2009. However, as credit markets thawed and the prospects for further deterioration of the global economy lessened, this area of the market rebounded sharply. And as with stocks, higher quality issues that had held up better during the downturn didn’t appreciate as greatly.

Opportunities borne of the downturn

The fund’s solid results were in large part due to opportunities borne of the broad market decline. As you may recall, in the most recent annual report we chronicled how the breadth of the downturn had expanded the number and variety of companies that offered relatively high dividend yields due to share price declines. (When a company’s share price falls but its dividend payout remains steady, the stock’s yield increases.) Many of these companies were in sectors like industrials, materials and energy that are generally not among IFA’s fishing ponds.

Presented with these somewhat unusual opportunities, we were well-positioned to act as our extensive global research resources had provided us with a solid understanding of many of the companies in question. Amidst the volatile conditions, we made investments in select firms that we judged to be among the stronger players in these troubled sectors. We believed these companies could withstand the market difficulties, provide income and deliver capital appreciation to shareholders. In fact, this largely came to pass and many of the investments helped bolster fund results.

IFA also benefited from its holdings within the financial sector, which was at the forefront of both the market’s decline and its ascent. Our investments in this sector have become more concentrated in two different areas. First, smaller U.S. regional banks which, unlike many of their larger domestic counterparts, still offer attractive yields and, in our view, stand to benefit from the reshaped financial landscape. Second, several larger banks based outside the United States (IFA is able to invest up to 25% of assets in equities from issuers outside the U.S.) which we believe continue to be appealing from a dividend standpoint.

High-yield bonds also strongly contributed to fund results, as the category posted equity-like returns for the six months.

Income challenges

As the fund’s name makes clear, income is our primary objective and the current landscape presents a mix of challenges as we pursue that goal. For one, the low interest rate environment means that yields on cash and short-term securities (which currently stand at 4.2% of net assets) provide the fund with little income. Furthermore, interest rates on many high-quality bonds, a traditional source of yield for the fund, are actually below our income target. Indeed, in some cases, the yield on a company’s bond is actually lower than the dividend yield on its stock. Higher yields can be found among lower quality bonds and IFA does have sizable investments in these types of securities. Yet because capital preservation is important to us and these types of bonds come with certain risks, we are always circumspect when adding to our holdings in this area.

We are accounting for all these factors as we endeavor to strike the right balance between generating income, offering the potential for capital appreciation and paying close attention to risk. In the current environment, we have been finding better opportunities among equities and have been directing assets accordingly. This approach is partly responsible for the slight decrease in the fund’s bond holdings. They now constitute 32.3% of IFA’s portfolio, down from 34.6% when we last reported to you.

Staying true

Many of the companies we invested in during the downturn have seen their share prices recover strongly. As a result, yields for many have declined, making those investments less appealing to an income-focused fund. Reducing or selling positions that have strongly contributed to fund results can be difficult. However, the dividend discipline that has served the fund over its lifetime ultimately compels us to focus on investments that are aligned with our income objective. Moreover, history tells us that the ebb and flow of markets and industries will continue to provide new opportunities for those with the resources to uncover them.

And though in recent months investors may have turned their attention away from stocks of dividend-paying companies, we continue to believe in the enduring appeal of real and reliable return in the form of regular quarterly dividends. Accordingly, this will remain our focus and we believe that, in time, this area of the market will recapture the attention of investors.

We thank you for your continuing commitment to long-term investing.

Cordially,

/s/ Hilda L. Applbaum

Hilda L. Applbaum
Vice Chairman and
Principal Executive Officer

/s/ David C. Barclay

David C. Barclay
President

March 10, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 28, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 3.97%. The fund’s distribution rate for Class A shares as of that date was 4.24%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Income Fund of America at a glance

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2010

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime1

The Income Fund of America
(Class A shares)	10.2%	29.4%	2.6%	6.1%	11.3%

Standard & Poor’s 500
Composite Index	9.9	33.1	0.2	–0.8	10.3

Lipper Income Funds Index2	7.7	23.8	3.2	4.1	—	3

Barclays Capital U.S.
Aggregate Index	3.9	8.5	5.2	6.5	8.2	4

Consumer Price Index (inflation)5	0.6	2.6	2.6	2.5	4.4

1Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
2Source: Lipper. Figures do not reflect the effect of sales charges.
3The inception date for the index was December 31, 1988.
4From December 1, 1973, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist.
5Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses. Fund returns do not reflect the effect of sales charges.

A history of relatively high current income

For the five years ended January 31, 2010
The Income Fund of America’s 12-month dividend yield vs. benchmarks

[begin line chart]
Year-end	The Income Fund of America	Lipper Income Funds Average	S&P 500

1/31/2005	3.57	2.51	1.64
7/31/2005	3.44	2.41	1.70
1/31/2006	3.75	2.70	1.75
7/31/2006	3.84	2.79	1.83
1/31/2007	4.24	3.03	1.75
7/31/2007	4.43	3.13	1.81
1/31/2008	4.68	3.62	2.03
7/31/2008	5.23	3.91	2.29
1/31/2009	6.72	4.54	3.39
7/31/2009	5.64	3.84	2.53
1/31/2010	4.56	3.14	2.07
[end line chart]
All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

January 31, 2010 (unaudited)

Percent
of net
Investment portfolio	assets

U.S. common stocks	40.8%
Common stocks of issuers outside the U.S.	19.0
Convertible securities & preferred stocks	3.4
U. S. Treasury & agency bonds & notes	5.4
Other fixed-income securities	26.9
Short-term securities & other assets less liabilities	4.5

Percent
of net
Five largest sectors in common stock holdings	assets

Industrials	7.9%
Consumer staples	7.4
Utilities	6.6
Health care	6.1
Telecommunication services	5.9

Percent
of net
Ten largest common stock holdings	assets

Merck	2.4%
Verizon Communications	2.1
Bristol-Myers Squibb	1.3
Waste Management	1.3
Emerson Electric	1.3
GDF Suez	1.3
Royal Dutch Shell	1.3
Chevron	1.3
Telefónica	1.2
Koninklijke KPN	1.2

Percent
of net
Country diversification	assets

United States	70.2%
Euro zone*	10.3
United Kingdom	5.3
Australia	2.1
Canada	1.6
Japan	1.0
Other countries	5.0
Short-term securities & other assets less liabilities	4.5

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

July 31, 2009
Percent
of net
Investment portfolio	assets

U.S. common stocks	38.7%
Common stocks of issuers outside the U.S.	18.5
Convertible securities & preferred stocks	3.8
U. S. Treasury & agency bonds & notes	5.5
Other fixed-income securities	29.1
Short-term securities & other assets less liabilities	4.4

Percent
of net
Five largest sectors in common stock holdings	assets

Consumer Staples	7.2%
Industrials	7.2
Telecommunication Services	7.1
Utilities	6.6
Health Care	5.3

Percent
of net
Ten largest common stock holdings	assets

Verizon Communications	2.3%
AT&T	2.0
Merck	1.7
GDF Suez	1.4
Royal Dutch Shell	1.3
Waste Management	1.3
Kraft Foods	1.3
Bristol-Myers Squibb	1.2
Chevron	1.2
Philip Morris International	1.2

Percent
of net
Country diversification	assets

United States	70.9%
Euro zone*	10.7
United Kingdom	5.1
Australia	2.2
Canada	1.3
Japan	0.8
Other countries	4.6
Short-term securities & other assets less liabilities	4.4

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Summary investment portfolio, January 31, 2010
unaudited

			Percent
		Value	of net
Common stocks - 59.79%	Shares	(000)	assets

Industrials - 7.92%
Waste Management, Inc. (1)	26,079,000	$835,832	1.32%
Emerson Electric Co.	19,855,000	824,777	1.30
Schneider Electric SA (2)	4,611,288	474,445	.75
Boeing Co.	6,450,000	390,870	.62
Honeywell International Inc.	8,675,000	335,202	.53
United Technologies Corp.	4,848,000	327,143	.52
Other securities		1,824,066	2.88
		5,012,335	7.92

Consumer staples - 7.36%
Kraft Foods Inc., Class A	26,700,821	738,545	1.17
Philip Morris International Inc.	14,715,000	669,680	1.06
Coca-Cola Co.	9,225,000	500,456	.79
H.J. Heinz Co.	10,111,700	441,173	.70
Unilever NV, depository receipts (2)	8,880,000	272,890
Unilever NV (New York registered)	5,051,750	154,482	.68
Tesco PLC (2)	41,465,000	280,907	.44
General Mills, Inc.	3,870,000	275,970	.44
Other securities		1,323,044	2.08
		4,657,147	7.36

Utilities - 6.56%
GDF Suez (2)	21,574,270	818,908	1.29
Duke Energy Corp.	36,066,172	596,174	.94
FirstEnergy Corp.	8,096,500	353,169	.56
Entergy Corp.	4,541,000	346,524	.55
Exelon Corp.	6,770,000	308,847	.49
SUEZ Environnement Co. (2)	12,280,000	279,292	.44
Other securities		1,447,421	2.29
		4,150,335	6.56

Health care - 6.07%
Merck & Co., Inc.	39,858,511	1,521,798	2.41
Bristol-Myers Squibb Co.	35,025,500	853,221	1.35
Eli Lilly and Co.	14,940,000	525,888	.83
Pfizer Inc	26,050,000	486,093	.77
Other securities		453,548	.71
		3,840,548	6.07

Telecommunication services - 5.87%
Verizon Communications Inc.	45,865,000	1,349,348	2.13
Telefónica, SA (2)	32,542,800	782,524	1.24
Koninklijke KPN NV (2)	46,239,757	767,660	1.21
AT&T Inc.	22,934,621	581,622	.92
Other securities		234,103	.37
		3,715,257	5.87

Financials - 5.60%
HSBC Holdings PLC (United Kingdom) (2)	19,481,373	209,123
HSBC Holdings PLC (Hong Kong) (2)	14,326,382	152,723
HSBC Holdings PLC (ADR)	1,460,000	78,125	.70
Australia and New Zealand Banking Group Ltd. (2)	22,650,000	434,538	.69
Other securities		2,668,254	4.21
		3,542,763	5.60

Energy - 5.36%
Royal Dutch Shell PLC, Class B (ADR)	8,100,000	432,378
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	276,950
Royal Dutch Shell PLC, Class B (2)	3,797,147	101,552	1.28
Chevron Corp.	11,125,000	802,335	1.27
Spectra Energy Corp	20,311,414	431,617	.68
TOTAL SA (ADR)	3,640,000	209,628
TOTAL SA (2)	3,255,000	189,266	.63
Diamond Offshore Drilling, Inc.	3,030,000	277,336	.44
ConocoPhillips	5,500,000	264,000	.41
Other securities		410,020	.65
		3,395,082	5.36

Consumer discretionary - 3.67%
McDonald's Corp.	11,916,400	743,941	1.18
Home Depot, Inc.	23,900,000	669,439	1.06
Other securities		906,520	1.43
		2,319,900	3.67

Information technology - 3.56%
Microchip Technology Inc. (1)	14,128,000	364,644	.58
Automatic Data Processing, Inc.	8,396,123	342,478	.54
Microsoft Corp.	12,095,000	340,837	.54
Nintendo Co., Ltd. (2)	1,044,000	291,632	.46
Paychex, Inc.	9,293,000	269,404	.43
Other securities		641,918	1.01
		2,250,913	3.56

Materials - 3.21%
Weyerhaeuser Co. (1)	10,728,000	428,047	.68
E.I. du Pont de Nemours and Co.	12,035,000	392,461	.62
BHP Billiton PLC (ADR)	3,460,000	202,687
BHP Billiton PLC (2)	4,633,618	136,309	.54
Other securities		870,020	1.37
		2,029,524	3.21

Miscellaneous - 4.61%
Other common stocks in initial period of acquisition		2,915,375	4.61

Total common stocks (cost: $37,683,021,000)		37,829,179	59.79

			Percent
		Value	of net
Preferred stocks - 1.57%	Shares	(000)	assets

Financials - 1.56%
Fannie Mae, Series O, 7.065% (3) (4) (5)	3,124,329	3,937
Fannie Mae, Series S, 8.25% noncumulative (4)	1,511,450	1,727	.01
Freddie Mac, Series V, 5.57% (4)	368,022	306	.00
Other securities		982,980	1.55
		988,950	1.56

Miscellaneous - 0.01%
Other preferred stocks in initial period of acquisition		5,628	.01

Total preferred stocks (cost: $1,088,048,000)		994,578	1.57

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $779,000)		-	.00

			Percent
		Value	of net
Convertible securities - 1.85%		(000)	assets

Other - 1.54%
Other securities		976,759	1.54

Miscellaneous - 0.31%
Other convertible securities in initial period of acquisition		194,522	.31

Total convertible securities (cost: $1,094,808,000)		1,171,281	1.85

	Principal		Percent
	amount	Value	of net
Bonds & notes - 32.25%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 5.37%
U.S. Treasury:
4.625% 2011	$339,750	$364,592
3.50% 2018	373,600	378,330
6.25% 2023	235,190	287,539
1.00%-8.875% 2011-2029 (2) (6)	1,928,531	2,036,170	4.85
Fannie Mae 4.625%-6.25% '2012-2029	171,000	188,839	.30
Other securities		141,301	.22
		3,396,771	5.37

Mortgage-backed obligations (7) - 4.89%
Fannie Mae 4.00%-11.821% 2010-2047 (5)	1,500,873	1,595,234	2.52
Freddie Mac 4.50%-11.277% 2018-2039 (5)	313,779	333,510	.53
Other securities		1,163,259	1.84
		3,092,003	4.89

Financials - 4.76%
Other securities
		3,014,188	4.76

Consumer discretionary - 4.24%
Home Depot, Inc. 5.40%-5.875% 2016-2036	6,819	6,810	.01
Other securities		2,675,993	4.23
		2,682,803	4.24

Telecommunication services - 2.44%
Verizon Communications Inc. 3.75%-8.75% 2011-2037	158,525	170,912
ALLTEL Corp. 7.00% 2012	17,686	19,773
Verizon Global Funding Corp. 4.90% 2015	3,560	3,862	.31
AT&T Inc. 4.95%-6.70 2013-2039	63,125	68,886
SBC Communications Inc.5.10%-6.25% 2011-2016	19,000	20,637
AT&T Wireless Services, Inc. 8.125% 2012	16,935	19,294
AT&T Corp. 8.00% 2031 (5)	5,000	6,197	.18
Koninklijke KPN NV 8.375% 2030	4,660	5,874	.01
Other securities		1,225,088	1.94
		1,540,523	2.44

Industrials - 2.32%
WMX Technologies, Inc. 7.10% 2026 (1)	10,125	11,289
Waste Management, Inc. 5.00% 2014 (1)	7,000	7,486	.03
Other securities		1,451,791	2.29
		1,470,566	2.32

Information technology - 1.81%
Other securities		1,147,233	1.81

Health care - 1.46%
Merck & Co., Inc. 5.00% 2019	8,500	8,919	.01
Other securities		914,541	1.45
		923,460	1.46

Energy - 1.24%
Shell International Finance B.V. 4.00% 2014	20,000	21,160	.03
Chevron Corp. 3.95%-4.95% 2014-2019	1,800	1,892	.00
Other securities		760,771	1.21
		783,823	1.24

Utilities - 1.19%
Other securities		755,228	1.19

Other - 2.48%
Kraft Foods Inc. 6.75% 2014	10,820	12,185	.02
Other securities		1,552,816	2.46
		1,565,001	2.48

Miscellaneous - 0.05%
Other bonds & notes in initial period of acquisition		28,954	.05

Total bonds & notes (cost: $19,962,482,000)		20,400,553	32.25

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.20%	(000)	(000)	assets

Freddie Mac 0.06%-0.33% due 2/16-9/15/2010	$966,400	$965,897	1.53
Fannie Mae 0.085%-0.36% due 3/3-10/4/2010	488,736	488,222	.77
U.S. Treasury Bills 0.22%-0.335% due 5/6-9/23/2010	223,500	223,340	.35
Other securities		981,777	1.55
Total short-term securities (cost: $2,658,514,000)		2,659,236	4.20

Total investment securities (cost: $62,487,652,000)		63,054,827	99.66
Other assets less liabilities		215,836	.34

Net assets		$63,270,663	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $38,956,000, which represented .06% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/10 (000)
Waste Management, Inc.	26,835,500	-	756,500	26,079,000	$15,565	$835,832
WMX Technologies, Inc. 7.10% 2026	$10,125,000	-	-	$10,125,000	359	11,289
Waste Management, Inc. 5.00% 2014	$7,000,000	-	-	$7,000,000	176	7,486
Waste Management, Inc. 7.375% 2019	$7,200,000	-	$7,200,000	-	90	-
Weyerhaeuser Co.	10,728,000	-	-	10,728,000	1,073	428,047
Weyerhaeuser Co. 7.375% 2032	$1,500,000	-	$1,500,000	-	25	-
Weyerhaeuser Co. 6.875% 2033	$2,500,000	-	$2,500,000	-	39	-
Microchip Technology Inc.	14,128,000	-	-	14,128,000	9,593	364,644
Hospitality Properties Trust	6,000,000	2,015,000	-	8,015,000	3,607	177,292
Hospitality Properties Trust 6.75% 2013	$28,915,000	-	$7,650,000	$21,265,000	1,287	22,321
Hospitality Properties Trust 6.70% 2018	$16,175,000	-	-	$16,175,000	544	15,871
Hospitality Properties Trust 6.30% 2016	$2,400,000	-	-	$2,400,000	84	2,372
Hospitality Properties Trust 5.125% 2015	$2,160,000	-	-	$2,160,000	81	2,078
Hospitality Properties Trust 5.625% 2017	$1,485,000	-	-	$1,485,000	55	1,384
Hospitality Properties Trust 7.875% 2014	-	$13,000,000	$13,000,000	-	287	-
First Niagara Financial Group, Inc.	9,730,000	1,920,000	-	11,650,000	1,631	159,953
Arthur J. Gallagher & Co.	5,000,000	1,000,000	-	6,000,000	3,840	135,300
De La Rue PLC (2)	6,369,718	-	-	6,369,718	1,462	98,554
BancorpSouth, Inc.	-	4,255,800	-	4,255,800	792	97,373
Georgia Gulf Corp. 10.00% convertible preferred	2,545,684	-	2,545,684	-	-	-
Georgia Gulf Corp. 9.00% 2017 (3)	-	$50,965,000	-	$50,965,000	483	52,621
Georgia Gulf Corp. (4)	-	2,659,046	35,900	2,623,146	-	40,265
Georgia Gulf Corp., Term Loan, Revolver, 6.50% 2011	$4,250,000	-	$4,250,000	-	58	-
Georgia Gulf Corp., Term Loan B, 10.00% 2013	$6,246,177	-	$6,246,177	-	269	-
Georgia Gulf Corp.	113,556	18	113,574	-	-	-
Macquarie Korea Infrastructure Fund (2)	21,541,078	-	-	21,541,078	2,464	88,825
FirstMerit Corp.	-	4,325,000	-	4,325,000	692	88,619
Prime Infrastructure Group (2) (4)	-	22,756,141	-	22,756,141	-	74,923
Applied Industrial Technologies, Inc.	2,738,790	-	-	2,738,790	822	59,706
Clarent Hospital Corp. Liquidating Trust (2) (4)	484,684	-	-	484,684	-	24
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 2029 (3) (8)	$463,000	-	-	$463,000	19	-
Alexandria Real Estate Equities, Inc.(8)	2,450,000	-	1,728,735	721,265	1,715	-
MeadWestvaco Corp. (8)	10,600,696	-	2,780,696	7,820,000	2,323	-
					$49,435	$2,764,779

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $9,588,870,000, which represented 15.16% of the net assets of the fund. This amount includes $9,301,232,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,673,629,000, which represented 7.39% of the net assets of the fund.

(4) Security did not produce income during the last 12 months.
(5) Coupon rate may change periodically.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(8) Unaffiliated issuer at 1/31/2010.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $59,317,045)	$60,290,048
Affiliated issuers (cost: $3,170,607)	2,764,779	$63,054,827
Cash		836
Receivables for:
Sales of investments	353,980
Sales of fund's shares	68,871
Dividends and interest	403,582
Other assets	1,247	827,680
		63,883,343
Liabilities:
Payables for:
Purchases of investments	445,944
Repurchases of fund's shares	113,296
Investment advisory services	11,925
Services provided by affiliates	35,613
Directors' deferred compensation	2,938
Other	2,964	612,680
Net assets at January 31, 2010		$63,270,663

Net assets consist of:
Capital paid in on shares of capital stock		$72,727,914
Undistributed net investment income		322,333
Accumulated net realized loss		(10,346,636)
Net unrealized appreciation		567,052
Net assets at January 31, 2010		$63,270,663

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (4,183,939 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$48,098,236	3,175,976	$15.14
Class B	2,735,905	182,034	15.03
Class C	5,933,657	395,598	15.00
Class F-1	1,831,907	121,156	15.12
Class F-2	424,728	28,053	15.14
Class 529-A	689,180	45,569	15.12
Class 529-B	97,521	6,472	15.07
Class 529-C	263,907	17,503	15.08
Class 529-E	32,441	2,150	15.09
Class 529-F-1	20,623	1,364	15.12
Class R-1	83,840	5,561	15.08
Class R-2	506,385	33,718	15.02
Class R-3	1,030,023	68,216	15.10
Class R-4	708,842	46,865	15.13
Class R-5	422,836	27,921	15.14
Class R-6	390,632	25,783	15.15

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $16.06 and $16.04, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2010		(dollars in thousands)

Investment income:
Income:
Interest (includes $3,856 from affiliates)	$776,384
Dividends (net of non-U.S. taxes of $21,561;
also includes $45,579 from affiliates)	761,022	$1,537,406

Fees and expenses*:
Investment advisory services	79,017
Distribution services	111,815
Transfer agent services	22,645
Administrative services	9,756
Reports to shareholders	1,784
Registration statement and prospectus	7,738
Directors' compensation	698
Auditing and legal	52
Custodian	1,160
Other	1,096	235,761
Net investment income		1,301,645

Net realized gain and unrealized
appreciation on investments
and currency:
Net realized gain on:
Investments (includes $39,681 net gain from affiliates)	912,226
Currency transactions	2,336	914,562
Net unrealized appreciation (depreciation) on:
Investments	3,805,565
Currency translations	(570)	3,804,995
Net realized gain and
unrealized appreciation
on investments and currency		4,719,557
Net increase in net assets resulting
from operations		$6,021,202

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months ended January 31, 2010*	Year ended July 31, 2009
Operations:
Net investment income	$1,301,645	$3,123,141
Net realized gain (loss) on investments and currency transactions	914,562	(11,247,294)
Net unrealized appreciation (depreciation) on investments and currency translations	3,804,995	(2,332,526)
Net increase (decrease) in net assets resulting from operations	6,021,202	(10,456,679)

Dividends paid to shareholders from net investment income	(1,346,886)	(2,991,184)

Net capital share transactions	(1,352,822)	(3,089,104)

Total increase (decrease) in net assets	3,321,494	(16,536,967)

Net assets:
Begining of period	59,949,169	76,486,136
End of period (including undistributed
net investment income: $322,333 and $367,574, respectively)	$63,270,663	$59,949,169

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
        unaudited

1. Organization and significant accounting policies

Organization – The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described on the previous page to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$384,422
Post-October currency loss deferrals (realized during the period November 1, 2008, through July 31, 2009)*	(5,010)
Capital loss carryforward expiring 2017†	(1,328,267)
Post-October capital loss deferrals (realized during the period November 1, 2008, through July 31, 2009)*	(9,914,222)

* These deferrals are considered incurred in the subsequent year.
† The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of January 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,817,433
Gross unrealized depreciation on investment securities	(4,260,593)
Net unrealized appreciation on investment securities	556,840
Cost of investment securities	62,497,987

Ordinary income distributions paid to shareholders from net investment income  were as follows (dollars in thousands):

Share class	Six months ended January 31, 2010	Year ended July 31, 2009
Class A	$1,052,969	$2,325,379
Class B	51,978	136,968
Class C	107,508	256,919
Class F-1	40,572	100,766
Class F-2	9,249	7,086
Class 529-A	14,328	28,341
Class 529-B	1,714	3,910
Class 529-C	4,578	9,875
Class 529-E	634	1,290
Class 529-F-1	451	884
Class R-1	1,442	3,112
Class R-2	8,904	18,615
Class R-3	20,355	42,400
Class R-4	14,828	27,738
Class R-5	9,712	24,864
Class R-6*	7,664	3,037
Total	$1,346,886	$2,991,184

*Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2010, the investment advisory services fee was $79,017,000, which was equivalent to an annualized rate of 0.247% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended January 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$56,727	$21,360	Not applicable	Not applicable	Not applicable
Class B	14,474	1,285	Not applicable	Not applicable	Not applicable
Class C	30,070	Included in administrative services	$3,887	$428	Not applicable
Class F-1	2,260		1,006	68	Not applicable
Class F-2	Not applicable		263	12	Not applicable
Class 529-A	709		263	33	$336
Class 529-B	489		38	12	49
Class 529-C	1,301		102	26	131
Class 529-E	79		13	1	16
Class 529-F-1	-		8	1	10
Class R-1	404		50	13	Not applicable
Class R-2	1,896		376	761	Not applicable
Class R-3	2,546		752	293	Not applicable
Class R-4	860		509	20	Not applicable
Class R-5	Not applicable		191	4	Not applicable
Class R-6	Not applicable		84	-*	Not applicable
Total	$111,815	$22,645	$7,542	$1,672	$542
* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $698,000, shown on the accompanying financial statements, includes $288,000 in current fees (either paid in cash or deferred) and a net increase of $410,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$3,882,735	$1,129,600	(1)	$-	$5,012,335
Consumer staples	3,861,109	796,038	(1)	-	4,657,147
Utilities	2,568,113	1,582,222	(1)	-	4,150,335
Health care	3,724,111	116,413	(1)	24	3,840,548
Telecommunication services	1,978,540	1,736,717	(1)	-	3,715,257
Financials	2,258,401	1,284,362	(1)	-	3,542,763
Energy	2,954,288	440,794	(1)	-	3,395,082
Consumer discretionary	1,758,460	561,437	(1)	3	2,319,900
Information technology	1,848,603	402,310	(1)	-	2,250,913
Materials	1,676,507	353,017	(1)	-	2,029,524
Miscellaneous	2,015,776	899,599	(1)	-	2,915,375
Preferred stocks	105,048	889,530		-	994,578
Convertible securities	459,989	711,292		-	1,171,281
Bonds & notes:
Corporate bonds & notes	-	12,294,486		23,338	12,317,824
Bonds & notes of U.S. government & government agencies	-	3,396,771		-	3,396,771
Mortgage-backed obligations	-	3,088,864		3,139	3,092,003
Other	-	1,562,043		2,958	1,565,001
Miscellaneous	-	28,954		-	28,954
Short-term securities	-	2,659,236		-	2,659,236
Total	$29,091,680	$33,933,685		$29,462	$63,054,827

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended January 31, 2010 (dollars in thousands):

	Beginning value at 8/1/2009	Net purchases and sales	Net realized loss (2)	Net unrealized appreciation (2)	Net transfers out of Level 3 (3)	Ending value at 1/31/2010
Investment securities	$109,955	$(75,181)	$(21,932)	$50,789	$(34,169)	$29,462

Net unrealized appreciation during the period on Level 3 investment securities held at January 31, 2010 (dollars in thousands) (2):						$10,109

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $9,301,232 ,000 of investment securities were classified as Level 2 instead of Level 1.

(2) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2010
Class A	$2,511,377	166,644	$959,599	63,336	$(4,497,053)	(298,722)	$(1,026,077)	(68,742)
Class B	35,464	2,380	47,276	3,142	(401,854)	(26,858)	(319,114)	(21,336)
Class C	323,804	21,705	95,199	6,337	(560,712)	(37,554)	(141,709)	(9,512)
Class F-1	168,449	11,208	34,230	2,263	(311,423)	(20,778)	(108,744)	(7,307)
Class F-2	102,210	6,832	6,565	434	(61,803)	(4,106)	46,972	3,160
Class 529-A	65,746	4,356	14,325	946	(45,843)	(3,045)	34,228	2,257
Class 529-B	2,505	166	1,714	113	(5,277)	(352)	(1,058)	(73)
Class 529-C	26,417	1,755	4,576	303	(26,727)	(1,783)	4,266	275
Class 529-E	3,643	242	634	42	(3,048)	(203)	1,229	81
Class 529-F-1	3,009	199	451	30	(2,940)	(195)	520	34
Class R-1	14,492	960	1,426	95	(11,916)	(795)	4,002	260
Class R-2	70,612	4,722	8,892	591	(72,055)	(4,808)	7,449	505
Class R-3	122,804	8,155	20,335	1,345	(122,311)	(8,135)	20,828	1,365
Class R-4	103,349	6,859	14,801	977	(87,641)	(5,817)	30,509	2,019
Class R-5	51,820	3,454	9,700	640	(64,275)	(4,274)	(2,755)	(180)
Class R-6	92,910	6,135	7,661	504	(3,939)	(253)	96,632	6,386
Total net increase
(decrease)	$3,698,611	245,772	$1,227,384	81,098	$(6,278,817)	(417,678)	$(1,352,822)	(90,808)

Year ended July 31, 2009
Class A	$7,205,248	549,358	$2,373,774	178,565	$(11,841,997)	(900,906)	$(2,262,975)	(172,983)
Class B	225,316	17,290	138,270	10,469	(920,167)	(70,319)	(556,581)	(42,560)
Class C	878,445	67,357	254,471	19,314	(1,801,420)	(137,322)	(668,504)	(50,651)
Class F-1	590,677	45,076	93,918	7,046	(1,108,912)	(83,595)	(424,317)	(31,473)
Class F-2	383,801	28,528	3,803	299	(49,989)	(3,934)	337,615	24,893
Class 529-A	109,544	8,299	31,358	2,373	(84,367)	(6,378)	56,535	4,294
Class 529-B	8,754	662	4,324	329	(12,210)	(936)	868	55
Class 529-C	47,175	3,597	10,888	826	(46,838)	(3,523)	11,225	900
Class 529-E	5,281	403	1,428	108	(4,485)	(340)	2,224	171
Class 529-F-1	4,831	364	975	74	(4,473)	(338)	1,333	100
Class R-1	20,173	1,525	3,405	259	(20,485)	(1,541)	3,093	243
Class R-2	144,128	11,008	20,373	1,553	(130,743)	(9,974)	33,758	2,587
Class R-3	261,898	19,795	47,120	3,570	(251,304)	(19,136)	57,714	4,229
Class R-4	257,894	19,483	30,577	2,325	(158,713)	(12,150)	129,758	9,658
Class R-5	267,248	20,467	26,549	2,013	(349,808)	(27,338)	(56,011)	(4,858)
Class R-6†	242,772	19,212	3,035	233	(646)	(48)	245,161	19,397
Total net increase
(decrease)	$10,653,185	812,424	$3,044,268	229,356	$(16,786,557)	(1,277,778)	$(3,089,104)	(235,998)

*Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,868,932,000 and $11,636,554,000, respectively, during the six months ended January 31, 2010.

Financial highlights(1)

		Income (loss) from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 1/31/2010(5)	$14.04	$.32	$1.11	$1.43	$(.33)	$-	$(.33)	$15.14	10.20%	$48,098	.61	%(6)	.61	%(6)	4.20	%(6)
	Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)	(.70)	-	(.70)	14.04	(12.72)	45,569	.64		.63		5.50
	Year ended 7/31/2008	20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029	.57		.54		4.53
	Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713	.56		.54		4.22
	Year ended 7/31/2006	18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188	.56		.53		4.35
	Year ended 7/31/2005	17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196	.55		.54		4.26

Class B:	Six months ended 1/31/2010(5)	13.94	.26	1.10	1.36	(.27)	-	(.27)	15.03	9.78	2,736	1.38	(6)	1.38	(6)	3.44	(6)
	Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	-	(.61)	13.94	(13.37)	2,835	1.41		1.39		4.74
	Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33		1.31		3.76
	Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32		1.30		3.46
	Year ended 7/31/2006	18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33		1.31		3.58
	Year ended 7/31/2005	17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135	1.34		1.32		3.48

Class C:	Six months ended 1/31/2010(5)	13.91	.25	1.11	1.36	(.27)	-	(.27)	15.00	9.78	5,934	1.43	(6)	1.43	(6)	3.38	6)
	Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	-	(.61)	13.91	(13.43)	5,637	1.45		1.44		4.69
	Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38		1.35		3.72
	Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37		1.35		3.41
	Year ended 7/31/2006	18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38		1.36		3.52
	Year ended 7/31/2005	16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756	1.43		1.41		3.38

Class F-1:	Six months ended 1/31/2010(5)	14.02	.32	1.11	1.43	(.33)	-	(.33)	15.12	10.20	1,832	.64	(6)	.64	(6)	4.17	(6)
	Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	-	(.70)	14.02	(12.71)	1,801	.66		.65		5.49
	Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712	.61		.58		4.48
	Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075	.60		.57		4.18
	Year ended 7/31/2006	18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957	.60		.57		4.30
	Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603	.67		.65		4.14

Class F-2:	Six months ended 1/31/2010(5)	14.04	.33	1.12	1.45	(.35)	-	(.35)	15.14	10.31	425	.42	(6)	.42	(6)	4.36	(6)
	Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	-	(.73)	14.04	(12.19)	350	.44		.43		5.39

Class 529-A:	Six months ended 1/31/2010(5)	14.03	.31	1.11	1.42	(.33)	-	(.33)	15.12	10.09	689	.68	(6)	.68	(6)	4.11	(6)
	Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	608	.70		.68		5.44
	Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662	.65		.63		4.46
	Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655	.65		.63		4.14
	Year ended 7/31/2006	18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452	.63		.61		4.27
	Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328	.70		.68		4.13

Class 529-B:	Six months ended 1/31/2010(5)	13.98	.25	1.11	1.36	(.27)	-	(.27)	15.07	9.70	97	1.49	(6)	1.49	(6)	3.32	(6)
	Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.98	(13.47)	91	1.51		1.50		4.63
	Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46		1.43		3.65
	Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45		1.43		3.34
	Year ended 7/31/2006	18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47		1.44		3.44
	Year ended 7/31/2005	17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74	1.55		1.53		3.28

Class 529-C:	Six months ended 1/31/2010(5)	13.99	.25	1.11	1.36	(.27)	-	(.27)	15.08	9.70	264	1.48	(6)	1.48	(6)	3.32	(6)
	Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.99	(13.45)	241	1.50		1.49		4.63
	Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45		1.43		3.66
	Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45		1.42		3.35
	Year ended 7/31/2006	18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46		1.43		3.45
	Year ended 7/31/2005	17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153	1.54		1.52		3.29

Class 529-E:	Six months ended 1/31/2010(5)	$14.00	$.29	$1.10	$1.39	$(.30)	$-	$(.30)	$15.09	9.96%	$32	.97	%(6)	.97	%(6)	3.82	%(6)
	Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.00	(12.98)	29	1.00		.98		5.14
	Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32	.94		.92		4.17
	Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32	.94		.91		3.86
	Year ended 7/31/2006	18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23	.94		.92		3.96
	Year ended 7/31/2005	17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17	1.02		1.01		3.80

Class 529-F-1:	Six months ended 1/31/2010(5)	14.03	.33	1.10	1.43	(.34)	-	(.34)	15.12	10.21	21	.47	(6)	.47	(6)	4.32	(6)
	Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)	(.72)	-	(.72)	14.03	(12.56)	19	.50		.48		5.64
	Year ended 7/31/2008	20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21	.44		.42		4.67
	Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20	.44		.41		4.37
	Year ended 7/31/2006	18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10	.44		.42		4.46
	Year ended 7/31/2005	17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5	.70		.68		4.14

Class R-1:	Six months ended 1/31/2010(5)	13.99	.25	1.11	1.36	(.27)	-	(.27)	15.08	9.73	84	1.44	(6)	1.44	(6)	3.36	(6)
	Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	-	(.60)	13.99	(13.36)	74	1.46		1.44		4.68
	Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39		1.37		3.73
	Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41		1.39		3.41
	Year ended 7/31/2006	18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45		1.41		3.46
	Year ended 7/31/2005	17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19	1.50		1.45		3.36

Class R-2:	Six months ended 1/31/2010(5)	13.93	.25	1.11	1.36	(.27)	-	(.27)	15.02	9.74	506	1.48	(6)	1.48	(6)	3.32	(6)
	Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	-	(.59)	13.93	(13.54)	463	1.56		1.54		4.58
	Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44		1.42		3.66
	Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44		1.39		3.38
	Year ended 7/31/2006	18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52		1.40		3.48
	Year ended 7/31/2005	17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271	1.58		1.42		3.39

Class R-3:	Six months ended 1/31/2010(5)	14.01	.29	1.10	1.39	(.30)	-	(.30)	15.10	9.95	1,030	.99	(6)	.99	(6)	3.81	(6)
	Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.01	(12.99)	936	1.00		.99		5.14
	Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061	.95		.93		4.16
	Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978	.94		.92		3.86
	Year ended 7/31/2006	18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579	.96		.94		3.94
	Year ended 7/31/2005	17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394	.97		.96		3.85

Class R-4:	Six months ended 1/31/2010(5)	14.03	.31	1.12	1.43	(.33)	-	(.33)	15.13	10.17	709	.68	(6)	.68	(6)	4.11	(6)
	Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	629	.70		.69		5.43
	Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597	.66		.63		4.49
	Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451	.65		.63		4.15
	Year ended 7/31/2006	18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255	.66		.64		4.22
	Year ended 7/31/2005	17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120	.67		.65		4.17

Class R-5:	Six months ended 1/31/2010(5)	14.04	.34	1.11	1.45	(.35)	-	(.35)	15.14	10.33	423	.37	(6)	.37	(6)	4.43	(6)
	Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	-	(.73)	14.04	(12.53)	395	.40		.38		5.72
	Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559	.36		.33		4.80
	Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350	.36		.33		4.42
	Year ended 7/31/2006	18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168	.36		.34		4.56
	Year ended 7/31/2005	17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81	.37		.35		4.45

Class R-6:	Six months ended 1/31/2010(5)	14.05	.34	1.11	1.45	(.35)	-	(.35)	15.15	10.34	391	.33	(6)	.33	(6)	4.43	(6)
	Period from 5/1/2009 to 7/31/2009	12.55	.19	1.48	1.67	(.17)	-	(.17)	14.05	13.42	272	.09		.09		1.45

	Six months ended January 31,	Year ended July 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	18%	49%	38%	32%	35%	24%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                      unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009, through January 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2009	Ending account value 1/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,101.96	$3.23	.61%
Class A -- assumed 5% return	1,000.00	1,022.13	3.11	.61
Class B -- actual return	1,000.00	1,097.76	7.30	1.38
Class B -- assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class C -- actual return	1,000.00	1,097.81	7.56	1.43
Class C -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class F-1 -- actual return	1,000.00	1,101.98	3.39	.64
Class F-1 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 -- actual return	1,000.00	1,103.05	2.23	.42
Class F-2 -- assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 529-A -- actual return	1,000.00	1,100.95	3.60	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-B -- actual return	1,000.00	1,097.02	7.88	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-C -- actual return	1,000.00	1,097.01	7.82	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-E -- actual return	1,000.00	1,099.62	5.13	.97
Class 529-E -- assumed 5% return	1,000.00	1,020.32	4.94	.97
Class 529-F-1 -- actual return	1,000.00	1,102.08	2.49	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.84	2.40	.47
Class R-1 -- actual return	1,000.00	1,097.27	7.61	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-2 -- actual return	1,000.00	1,097.42	7.82	1.48
Class R-2 -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class R-3 -- actual return	1,000.00	1,099.51	5.24	.99
Class R-3 -- assumed 5% return	1,000.00	1,020.21	5.04	.99
Class R-4 -- actual return	1,000.00	1,101.71	3.60	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5 -- actual return	1,000.00	1,103.27	1.96	.37
Class R-5 -- assumed 5% return	1,000.00	1,023.34	1.89	.37
Class R-6 -- actual return	1,000.00	1,103.40	1.75	.33
Class R-6 -- assumed 5% return	1,000.00	1,023.54	1.68	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	4,251,944,474
Total shares voting on November 24, 2009:	2,828,342,921	(66.5% of shares outstanding)

Election of board members

Director*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Hilda L. Applbaum	2,756,981,197	97.5%	71,361,724	2.5%
Mary Jane Elmore	2,757,190,817	97.5	71,152,104	2.5
Robert A. Fox	2,756,700,302	97.5	71,642,619	2.5
Leonade D. Jones	2,756,908,239	97.5	71,434,682	2.5
William D. Jones	2,756,916,164	97.5	71,426,757	2.5
John M. Lillie	2,756,914,123	97.5	71,428,798	2.5
John G. McDonald	2,756,474,820	97.5	71,868,101	2.5
James J. Postl	2,757,038,473	97.5	71,304,448	2.5
Isaac Stein	2,756,847,108	97.5	71,495,813	2.5

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining		Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	2,206,836,481	51.9%	55,040,840	1.3%	566,465,600	†	13.3%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining		Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	2,201,412,794	77.8%	61,250,007	2.2%	565,680,120	†	20.0%
Issuance of senior securities	2,200,040,995	77.7	60,855,452	2.2	567,446,474	†	20.1
Underwriting	2,202,405,760	77.9	57,116,517	2.0	568,820,644	†	20.1
Investments in real estate or commodities	2,195,531,204	77.6	66,283,411	2.4	566,528,306	†	20.0
Lending	2,194,498,218	77.6	65,845,607	2.3	567,999,096	†	20.1
Industry concentration	2,202,990,174	77.9	56,253,514	2.0	569,099,233	†	20.1
Elimination of certain policies	2,193,029,261	77.5	63,032,466	2.3	572,281,194	†	20.2

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	2,180,265,243	77.0	77,881,090	2.8	570,196,588	†	20.2

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	2,188,038,501	77.3	66,721,459	2.4	573,582,961	†	20.3

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	2,181,666,830	77.1	74,472,596	2.7	572,203,495	†	20.2

To consider a shareholder proposal regarding genocide-free investing (broker non-votes = 498,167,405)	272,710,169	11.7	1,923,670,857	82.6	133,794,49	†	5.7

*Henry E. Riggs did not stand for election at the Meeting of Shareholders because he plans to retire in December 2010.
†Includes broker non-votes.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2009
(the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	18.56%	1.62%	5.91%
Not reflecting CDSC	23.56	1.93	5.91

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	22.47	1.88	4.71
Not reflecting CDSC	23.47	1.88	4.71

Class F-1 shares2 — first sold 3/15/01
Not reflecting annual asset-based fee
charged by sponsoring firm	24.43	2.66	5.52

Class F-2 shares2 — first sold 8/1/08
Not reflecting annual asset-based fee
charged by sponsoring firm	24.81	—	–0.68

Class 529-A shares3 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	17.28	1.43	4.85
Not reflecting maximum sales charge	24.46	2.63	5.64

Class 529-B shares1,3 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	18.46	1.48	4.88
Not reflecting CDSC	23.46	1.80	4.88

Class 529-C shares3 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	22.46	1.80	4.89
Not reflecting CDSC	23.46	1.80	4.89

Class 529-E shares2,3 — first sold 2/25/02	23.99	2.32	5.28

Class 529-F-1 shares2,3 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	24.64	2.81	7.27

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 32 to 37 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2010, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
>The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-906-0310P

Litho in USA BAG/ALD/8088-S20702

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

The Income Fund of America®
Investment portfolio

January 31, 2010
 unaudited

Common stocks — 59.79%	Shares	Value (000)

INDUSTRIALS — 7.92%
Waste Management, Inc.1	26,079,000	$835,832
Emerson Electric Co.	19,855,000	824,777
Schneider Electric SA2	4,611,288	474,445
Boeing Co.	6,450,000	390,870
Honeywell International Inc.	8,675,000	335,202
United Technologies Corp.	4,848,000	327,143
Masco Corp.	16,253,200	220,393
Finmeccanica SpA2	12,400,000	171,721
Norfolk Southern Corp.	3,500,000	164,710
United Parcel Service, Inc., Class B	2,650,000	153,090
Hubbell Inc., Class B	3,272,100	140,897
Atlas Copco AB, Class A2	9,150,000	124,139
Eaton Corp.	1,914,833	117,264
De La Rue PLC1,2	6,369,718	98,554
Macquarie Korea Infrastructure Fund1,2	21,541,078	88,825
Cooper Industries PLC, Class A	2,005,000	86,014
AB SKF, Class B2	4,290,000	66,405
Applied Industrial Technologies, Inc.1	2,738,790	59,706
R.R. Donnelley & Sons Co.	2,845,400	56,396
Avery Dennison Corp.	1,648,182	53,582
Rockwell Automation	1,000,704	48,274
Vallourec SA2	253,982	43,860
SembCorp Industries Ltd2	16,689,500	41,348
Deere & Co.	825,000	41,209
Qantas Airways Ltd.2	8,095,285	20,303
Delta Air Lines, Inc.3	1,590,154	19,448
Watsco, Inc.	150,000	7,194
UAL Corp.3	59,995	734
		5,012,335

CONSUMER STAPLES — 7.36%
Kraft Foods Inc., Class A	26,700,821	738,545
Philip Morris International Inc.	14,715,000	669,680
Coca-Cola Co.	9,225,000	500,456
H.J. Heinz Co.	10,111,700	441,173
Unilever NV, depository receipts2	8,880,000	272,890
Unilever NV (New York registered)	5,051,750	154,482
Tesco PLC2	41,465,000	280,907
General Mills, Inc.	3,870,000	275,970
Hershey Co.	6,836,000	249,035
Reynolds American Inc.	4,500,000	239,400
Procter & Gamble Co.	3,500,000	215,425
Sysco Corp.	6,210,000	173,818
British American Tobacco PLC2	4,000,000	132,091
Kimberly-Clark Corp.	2,125,000	126,204
Coca-Cola Amatil Ltd.2	11,382,453	110,150
Clorox Co.	1,300,000	76,921
		4,657,147

UTILITIES — 6.56%
GDF Suez2	21,574,270	818,908
Duke Energy Corp.	36,066,172	596,174
FirstEnergy Corp.	8,096,500	353,169
Entergy Corp.	4,541,000	346,524
Exelon Corp.	6,770,000	308,847
SUEZ Environnement Co.2	12,280,000	279,292
DTE Energy Co.	5,000,000	210,200
PG&E Corp.	4,054,665	171,269
Progress Energy, Inc.	4,198,660	163,622
Hongkong Electric Holdings Ltd.2	26,754,000	149,609
Snam Rete Gas SpA2	29,708,326	139,777
Consolidated Edison, Inc.	3,000,000	131,220
PPL Corp.	4,200,000	123,858
American Electric Power Co., Inc.	2,712,300	93,981
Prime Infrastructure Group1,2,3	22,756,141	74,923
NiSource Inc.	4,859,596	69,249
DUET Group2	38,369,915	60,748
Spark Infrastructure2	50,400,000	58,965
		4,150,335

HEALTH CARE — 6.07%
Merck & Co., Inc.	39,858,511	1,521,798
Bristol-Myers Squibb Co.	35,025,500	853,221
Eli Lilly and Co.	14,940,000	525,888
Pfizer Inc	26,050,000	486,093
Novartis AG (ADR)	3,000,000	160,590
Johnson & Johnson	2,150,000	135,149
AstraZeneca PLC (United Kingdom)2	2,500,000	116,413
Alcon, Inc.	265,700	41,372
Clarent Hospital Corp. Liquidating Trust1,2,3	484,684	24
		3,840,548

TELECOMMUNICATION SERVICES — 5.87%
Verizon Communications Inc.	45,865,000	1,349,348
Telefónica, SA2	32,542,800	782,524
Koninklijke KPN NV2	46,239,757	767,660
AT&T Inc.	22,934,621	581,622
Telstra Corp. Ltd.2	45,368,954	134,225
Telefónica 02 Czech Republic, AS2	2,200,000	52,308
Bell Aliant Regional Communications Income Fund	1,700,000	41,509
Sprint Nextel Corp., Series 13	760,501	2,495
American Tower Corp., Class A3	42,271	1,794
CenturyTel, Inc.	52,094	1,772
		3,715,257

FINANCIALS — 5.60%
HSBC Holdings PLC (United Kingdom)2	19,481,373	209,123
HSBC Holdings PLC (Hong Kong)2	14,326,382	152,723
HSBC Holdings PLC (ADR)	1,460,000	78,125
Australia and New Zealand Banking Group Ltd.2	22,650,000	434,538
Equity Residential, shares of beneficial interest	6,842,800	219,312
People’s United Financial, Inc.	13,000,000	210,210
U.S. Bancorp	7,994,000	200,489
Citigroup Inc.3	59,123,076	196,289
Hospitality Properties Trust1	8,015,000	177,292
Bank of America Corp.	11,504,768	174,642
First Niagara Financial Group, Inc.1	11,650,000	159,953
Banco Santander, SA2	9,924,070	139,976
Arthur J. Gallagher & Co.1	6,000,000	135,300
Crédit Agricole SA2	8,000,000	124,990
Cullen/Frost Bankers, Inc.	1,900,000	97,508
BancorpSouth, Inc.1	4,255,800	97,373
QBE Insurance Group Ltd.2	4,662,792	94,505
FirstMerit Corp.1	4,325,000	88,619
Public Storage, Inc.	920,000	72,846
Absa Group Ltd.2	4,030,000	70,804
ProLogis, shares of beneficial interest	5,600,000	70,560
HCP, Inc.	2,442,300	69,239
Itaúsa — Investimentos Itaú SA, preferred nominative	9,337,770	55,607
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,544,352	48,750
Alexandria Real Estate Equities, Inc.	721,265	43,081
Boardwalk Real Estate Investment Trust	1,199,000	41,984
Unibail-Rodamco SE, non-registered shares2	182,000	39,583
JPMorgan Chase & Co.	545,000	21,222
AXA SA2	875,000	18,120
		3,542,763

ENERGY — 5.36%
Royal Dutch Shell PLC, Class B (ADR)	8,100,000	432,378
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	276,950
Royal Dutch Shell PLC, Class B2	3,797,147	101,552
Chevron Corp.	11,125,000	802,335
Spectra Energy Corp	20,311,414	431,617
TOTAL SA (ADR)	3,640,000	209,628
TOTAL SA2	3,255,000	189,266
Diamond Offshore Drilling, Inc.	3,030,000	277,336
ConocoPhillips	5,500,000	264,000
Penn West Energy Trust	10,775,000	177,650
BP PLC2	16,000,000	149,976
ARC Energy Trust	4,444,700	82,394
		3,395,082

CONSUMER DISCRETIONARY — 3.67%
McDonald’s Corp.	11,916,400	743,941
Home Depot, Inc.	23,900,000	669,439
H & M Hennes & Mauritz AB, Class B2	2,277,000	134,452
Vivendi SA2	4,500,000	116,622
Tatts Group Ltd.2	53,500,000	108,971
Pearson PLC2	7,000,000	99,590
CBS Corp., Class B, nonvoting shares	7,000,000	90,510
OPAP SA2	3,600,000	78,914
VF Corp.	1,065,000	76,712
Regal Entertainment Group, Class A	4,827,018	71,295
Nordstrom, Inc.	1,329,800	45,931
Leggett & Platt, Inc.	1,874,000	34,219
Ford Motor Co.3	2,169,728	23,520
Kesa Electricals PLC2	10,900,000	22,302
Time Warner Cable Inc.	66,361	2,893
Adelphia Recovery Trust, Series ACC-12,3	19,531,478	586
American Media Operations, Inc.2,3,4	281,006	3
		2,319,900

INFORMATION TECHNOLOGY — 3.56%
Microchip Technology Inc.1	14,128,000	364,644
Automatic Data Processing, Inc.	8,396,123	342,478
Microsoft Corp.	12,095,000	340,837
Nintendo Co., Ltd.2	1,044,000	291,632
Paychex, Inc.	9,293,000	269,404
Intel Corp.	11,500,000	223,100
Maxim Integrated Products, Inc.	12,000,000	209,760
MediaTek Inc.2	6,833,640	110,678
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,619,997	97,739
ZiLOG, Inc.3	180,000	641
		2,250,913

MATERIALS — 3.21%
Weyerhaeuser Co.1	10,728,000	428,047
E.I. du Pont de Nemours and Co.	12,035,000	392,461
BHP Billiton PLC (ADR)	3,460,000	202,687
BHP Billiton PLC2	4,633,618	136,309
Dow Chemical Co.	8,600,000	232,974
MeadWestvaco Corp.	7,820,000	188,228
Fletcher Building Ltd.2	25,461,500	141,789
Grupo México, SAB de CV, Series B	52,500,000	106,885
Impala Platinum Holdings Ltd.2	2,937,112	74,919
PPG Industries, Inc.	1,106,900	64,953
Georgia Gulf Corp.1,3	2,623,146	40,265
Freeport-McMoRan Copper & Gold Inc.	300,000	20,007
		2,029,524

MISCELLANEOUS — 4.61%
Other common stocks in initial period of acquisition		2,915,375

Total common stocks (cost: $37,683,021,000)		37,829,179

Preferred stocks — 1.57%

FINANCIALS — 1.56%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	155,885,000	172,058
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	5,600,000	5,713
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	121,704,000	155,012
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative4,5	50,000	43
JPMorgan Chase & Co., Series I, 7.90%5	107,472,000	110,442
Barclays Bank PLC 7.434%4,5	84,263,000	80,682
Barclays Bank PLC 8.55%4,5	21,718,000	21,066
Barclays Bank PLC 6.86%4,5	9,281,000	7,842
Vornado Realty Trust, Series I, 6.625%	3,380,000	72,738
Wells Fargo & Co., Series K, 7.98%5	51,373,000	52,144
BNP Paribas 7.195%4,5	31,000,000	30,225
BNP Paribas Capital Trust 9.003% noncumulative trust4,5	12,000,000	12,240
Société Générale 5.922%4,5	46,573,000	39,277
Public Storage, Inc., Series F, 6.45%	1,000,000	22,130
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	10,180
Bank of America Corp., Series M, 8.125% noncumulative5	30,924,000	29,399
PNC Preferred Funding Trust I 6.517%4,5	30,900,000	24,393
Woori Bank 6.208%4,5	25,230,000	21,313
QBE Capital Funding II LP 6.797%4,5	18,715,000	16,687
GMAC LLC, Series G, 7.00%4	19,991	14,289
AXA SA, Series B, 6.379%4,5	15,625,000	12,832
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	12,125
Resona Preferred Global Securities (Cayman) Ltd. 7.191%4,5	11,772,000	10,950
Royal Bank of Scotland Group PLC, Series U, 7.64%5	16,800,000	9,756
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative4,5	15,400,000	9,630
HBOS Capital Funding LP 6.071%4,5	12,400,000	9,300
Standard Chartered PLC 6.409%4,5	10,000,000	8,788
XL Capital Ltd., Series E, 6.50%5	10,000,000	7,700
Fannie Mae, Series O, 7.065%3,4,5	3,124,329	3,937
Fannie Mae, Series S, 8.25% noncumulative3	1,511,450	1,727
ILFC E-Capital Trust II 6.25%4,5	6,975,000	4,011
Freddie Mac, Series V, 5.57%3	368,022	306
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative3,4	1,513,000	15
		988,950

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		5,628

Total preferred stocks (cost: $1,088,048,000)		994,578

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 20102,3,4	15,000	—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,3,4	3,456	—

Total warrants (cost: $779,000)		—

Convertible securities — 1.85%	Shares or principal amount	Value (000)

MATERIALS — 0.39%
Vale SA, Class A, 5.50% convertible preferred 2010	1,000,000	$50,280
Vale SA, Series 1, 5.50% convertible preferred 2010	2,590,000	132,350
Sino-Forest Corp. 4.25% convertible notes 20164	$30,000,000	31,912
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000	28,550
		243,092

HEALTH CARE — 0.24%
Mylan Inc. 6.50% convertible preferred 2010	140,000	138,556
Incyte Corp. 3.50% convertible notes 20114	$15,000,000	15,249
		153,805

CONSUMER STAPLES — 0.22%
Archer Daniels Midland Co. 6.25% convertible preferred 2011, units	2,570,000	110,253
Bunge Ltd. 5.125% convertible preferred 2010	13,300	7,936
Bunge Ltd. 4.875% convertible preferred	272,700	23,535
		141,724

INFORMATION TECHNOLOGY — 0.21%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$121,523,000	111,801
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$20,429,000	20,174
		131,975

INDUSTRIALS — 0.18%
UAL Corp. 6.00% convertible notes 2029	$30,000,000	47,775
UAL Corp. 4.50% convertible notes 2021	$72,600,000	66,705
		114,480

ENERGY — 0.16%
El Paso Corp. 4.99% convertible preferred	73,150	68,048
Transocean Ltd. 1.50% convertible notes 2037	$36,410,000	35,044
		103,092

FINANCIALS — 0.14%
Boston Properties, Inc. 2.875% convertible notes 2037	$25,000,000	24,688
Boston Properties, Inc. 3.75% convertible notes 2036	$25,000,000	25,219
Equity Residential 3.85% convertible notes 2026	$23,500,000	23,648
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20294	$463,000	749
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	$14,920,000	14,286
		88,590

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. 4.25% convertible notes 2036	$700	1

MISCELLANEOUS — 0.31%
Other convertible securities in initial period of acquisition		194,522

Total convertible securities (cost: $1,094,808,000)		1,171,281

	Principal amount	Value
Bonds & notes — 32.25%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.37%
U.S. Treasury 1.00% 2011	$24,660	$24,832
U.S. Treasury 1.125% 2011	57,260	57,657
U.S. Treasury 2.375% 20112,6	20,348	21,110
U.S. Treasury 4.50% 2011	16,165	17,278
U.S. Treasury 4.625% 2011	339,750	364,592
U.S. Treasury 3.00% 20122,6	81,814	88,725
U.S. Treasury 1.875% 20132,6	29,446	31,367
U.S. Treasury 2.75% 2013	69,000	71,496
U.S. Treasury 3.375% 2013	146,750	155,578
U.S. Treasury 3.50% 2013	52,000	55,344
U.S. Treasury 3.625% 2013	242,410	259,219
U.S. Treasury 4.25% 2013	110,582	120,643
U.S. Treasury 1.875% 2014	76,000	75,626
U.S. Treasury 2.00% 20142,6	8,441	9,026
U.S. Treasury 4.25% 2014	91,000	99,513
U.S. Treasury 1.875% 20152,6	75,627	80,717
U.S. Treasury 2.375% 2016	8,600	8,381
U.S. Treasury 3.125% 2016	5,600	5,638
U.S. Treasury 3.25% 2016	66,895	68,369
U.S. Treasury 3.25% 2016	35,200	35,942
U.S. Treasury 4.75% 2017	7,000	7,736
U.S. Treasury 8.875% 2017	17,500	24,179
U.S. Treasury 1.625% 20182,6	20,652	21,512
U.S. Treasury 3.50% 2018	373,600	378,330
U.S. Treasury 3.75% 2018	42,900	43,791
U.S. Treasury 2.75% 2019	2,800	2,632
U.S. Treasury 3.125% 2019	110,250	106,473
U.S. Treasury 3.375% 2019	26,350	25,846
U.S. Treasury 3.625% 2019	54,750	54,898
U.S. Treasury 8.125% 2019	24,000	32,813
U.S. Treasury 7.875% 2021	50,000	68,426
U.S. Treasury 8.00% 2021	1,500	2,082
U.S. Treasury 6.25% 2023	235,190	287,539
U.S. Treasury 6.00% 2026	20,000	24,027
U.S. Treasury 6.50% 2026	14,385	18,195
U.S. Treasury 5.50% 2028	16,375	18,731
U.S. Treasury 5.25% 2029	4,025	4,476
U.S. Treasury 3.375% 20322,6	4,071	5,133
U.S. Treasury 4.50% 2036	218,640	220,433
U.S. Treasury 4.375% 2038	24,065	23,664
U.S. Treasury 3.50% 2039	42,000	35,201
U.S. Treasury 4.50% 2039	9,470	9,461
Fannie Mae 5.25% 2012	44,000	47,884
Fannie Mae 4.625% 2013	80,000	86,136
Fannie Mae 6.25% 2029	47,000	54,819
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000	12,414
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.253% 20125	5,100	5,112
CoBank ACB 7.875% 20184	10,000	11,144
CoBank ACB 0.854% 20224,5	8,315	6,203
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400	4,438
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,910
Federal Agricultural Mortgage Corp. 4.875% 20114	11,000	11,468
Federal Agricultural Mortgage Corp. 5.50% 20114	3,000	3,188
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,930
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,911
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,811
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,522
Federal Home Loan Bank 5.25% 2014	11,125	12,479
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,771
		3,396,771

MORTGAGE-BACKED OBLIGATIONS7 — 4.89%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	37,355
Fannie Mae 4.89% 2012	10,000	10,569
Fannie Mae 4.00% 2015	3,117	3,227
Fannie Mae 5.00% 2018	9,495	10,155
Fannie Mae 5.50% 2018	8,082	8,751
Fannie Mae 5.50% 2020	22,890	24,756
Fannie Mae 6.00% 2021	871	946
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	14,018	14,605
Fannie Mae 5.00% 2022	13,087	13,862
Fannie Mae 5.50% 2022	1,911	2,046
Fannie Mae 5.50% 2022	442	474
Fannie Mae 5.00% 2023	4,874	5,154
Fannie Mae 5.50% 2023	42,090	45,140
Fannie Mae 5.50% 2023	20,782	22,301
Fannie Mae 5.50% 2023	3,000	3,211
Fannie Mae 5.50% 2023	2,337	2,501
Fannie Mae 5.50% 2023	1,038	1,111
Fannie Mae 4.00% 2024	33,094	33,734
Fannie Mae 4.00% 2024	20,053	20,440
Fannie Mae 4.00% 2024	18,806	19,170
Fannie Mae 4.00% 2024	3,035	3,093
Fannie Mae 4.50% 2024	27,936	29,117
Fannie Mae 4.50% 2024	17,811	18,564
Fannie Mae 4.50% 2024	6,746	7,031
Fannie Mae 4.50% 2024	3,499	3,647
Fannie Mae 5.50% 2024	1,605	1,719
Fannie Mae 4.00% 2025	40,250	41,028
Fannie Mae, Series 2001-4, Class GA, 10.018% 20255	549	632
Fannie Mae, Series 2001-4, Class NA, 11.821% 20255	38	43
Fannie Mae 6.00% 2026	14,243	15,388
Fannie Mae 7.00% 2026	1,826	2,010
Fannie Mae 6.00% 2028	20,418	22,059
Fannie Mae 7.00% 2028	5,766	6,346
Fannie Mae 7.00% 2028	903	994
Fannie Mae, Series 2001-20, Class E, 9.622% 20315	478	549
Fannie Mae 5.50% 2033	3,156	3,357
Fannie Mae 4.603% 20355	3,437	3,563
Fannie Mae 5.00% 2035	85,261	88,818
Fannie Mae 5.50% 2035	5,502	5,859
Fannie Mae 5.50% 2035	3,088	3,282
Fannie Mae 6.50% 2035	347	378
Fannie Mae 7.00% 2035	6,208	6,844
Fannie Mae 5.00% 2036	11,042	11,500
Fannie Mae 5.50% 2036	27,955	29,691
Fannie Mae 5.50% 2036	10,710	11,366
Fannie Mae 6.00% 2036	16,064	17,270
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,555	7,063
Fannie Mae 5.50% 2037	75,405	80,159
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	19,884	21,241
Fannie Mae 5.50% 2037	15,471	16,446
Fannie Mae 5.622% 20375	12,594	13,295
Fannie Mae 6.00% 2037	243,907	261,610
Fannie Mae 6.00% 2037	62,615	67,160
Fannie Mae 6.00% 2037	25,646	27,507
Fannie Mae 6.00% 2037	23,987	25,866
Fannie Mae 6.00% 2037	16,591	17,784
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	14,947	16,167
Fannie Mae 6.00% 2037	8,885	9,581
Fannie Mae 6.00% 2037	7,456	7,993
Fannie Mae 6.00% 2037	1,906	2,036
Fannie Mae 6.50% 2037	12,171	13,158
Fannie Mae 6.50% 2037	10,174	10,999
Fannie Mae 6.50% 2037	9,225	9,931
Fannie Mae 6.50% 2037	8,217	8,879
Fannie Mae 6.50% 2037	3,779	4,084
Fannie Mae 7.00% 2037	17,962	19,770
Fannie Mae 7.00% 2037	10,933	11,924
Fannie Mae 7.00% 2037	7,558	8,243
Fannie Mae 7.50% 2037	15,006	16,381
Fannie Mae 7.50% 2037	2,709	2,957
Fannie Mae 7.50% 2037	1,481	1,616
Fannie Mae 7.50% 2037	912	996
Fannie Mae 7.50% 2037	747	815
Fannie Mae 8.00% 2037	1,158	1,274
Fannie Mae 8.00% 2037	701	772
Fannie Mae 4.50% 2038	12,424	12,562
Fannie Mae 5.50% 2038	69,344	73,543
Fannie Mae 5.50% 2038	17,671	18,746
Fannie Mae 6.00% 2038	26,524	28,424
Fannie Mae 6.00% 2038	21,467	23,000
Fannie Mae 6.00% 2038	13,881	14,872
Fannie Mae 6.00% 2038	9,195	9,851
Fannie Mae 6.00% 2038	2,819	3,019
Fannie Mae 6.50% 2038	8,952	9,669
Fannie Mae 6.50% 2038	6,333	6,840
Fannie Mae 6.50% 2038	4,444	4,800
Fannie Mae 5.00% 2039	22,357	23,266
Fannie Mae 6.00% 2039	21,994	23,570
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,183	1,287
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	812	905
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	553	627
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,275	1,444
Fannie Mae 6.50% 2047	4,601	4,950
Fannie Mae 6.50% 2047	4,088	4,398
Fannie Mae 6.50% 2047	3,391	3,648
Fannie Mae 6.50% 2047	3,375	3,631
Fannie Mae 6.50% 2047	2,520	2,711
Fannie Mae 6.50% 2047	1,736	1,868
Fannie Mae 6.50% 2047	1,406	1,512
Fannie Mae 6.50% 2047	1,031	1,109
Fannie Mae 7.00% 2047	4,960	5,415
Fannie Mae 7.00% 2047	2,921	3,190
Fannie Mae 7.00% 2047	2,750	3,002
Fannie Mae 7.00% 2047	2,423	2,646
Fannie Mae 7.00% 2047	1,251	1,366
Freddie Mac 5.00% 2018	5,601	5,988
Freddie Mac 5.50% 2018	2,825	3,056
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	26,627
Freddie Mac 5.50% 2019	7,708	8,338
Freddie Mac, Series 2289, Class NB, 11.277% 20225	100	116
Freddie Mac 5.00% 2023	20,386	21,573
Freddie Mac 5.00% 2023	17,501	18,520
Freddie Mac 5.00% 2023	11,803	12,490
Freddie Mac 5.00% 2023	6,341	6,720
Freddie Mac 5.00% 2024	20,271	21,456
Freddie Mac 6.00% 2026	3,056	3,309
Freddie Mac 6.00% 2027	5,330	5,769
Freddie Mac 4.632% 20355	4,970	5,171
Freddie Mac 5.00% 2035	9,508	9,901
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,574	4,913
Freddie Mac 5.00% 2036	8,333	8,670
Freddie Mac, Series 3257, Class PA, 5.50% 2036	19,871	21,358
Freddie Mac 5.00% 2037	2,484	2,585
Freddie Mac, Series 3286, Class JN, 5.50% 2037	26,657	28,412
Freddie Mac, Series 3312, Class PA, 5.50% 2037	20,334	21,668
Freddie Mac, Series 3318, Class JT, 5.50% 2037	14,969	15,953
Freddie Mac, Series 3271, Class OA, 6.00% 2037	18,494	20,135
Freddie Mac 6.50% 2037	5,814	6,294
Freddie Mac 6.50% 2038	24,556	26,524
Freddie Mac 5.00% 2039	12,521	13,032
Freddie Mac 5.00% 2039	8,694	9,048
Freddie Mac 5.00% 2039	5,653	5,884
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	7,250	7,452
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	20,000	20,833
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	37,375	38,903
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	20,500	21,337
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	5,550	5,778
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	53,001	50,156
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	6,398
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,444	3,040
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20375	25,010	14,569
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.724% 20475	9,561	6,035
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.868% 20475	15,036	9,163
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.785% 20365	10,000	7,702
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.734% 20375	44,148	33,574
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.789% 20375	15,168	10,455
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.808% 20375	28,668	24,050
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.835% 20375	14,630	11,287
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,581	3,673
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,514	2,317
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,234	7,522
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,414	4,063
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,134	8,329
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	10,189
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,337
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20385	8,000	8,084
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20405	3,050	3,081
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20405	10,900	11,040
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20364	12,000	12,421
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20364	5,000	5,057
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	18,000	18,262
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	17,000	17,568
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20364	1,670	1,726
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.45% 20355	5,555	4,503
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.115% 20375	16,994	11,727
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.896% 20475	33,359	24,943
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.032% 20475	18,375	12,662
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	14,773	15,164
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20445	22,000	22,750
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,694
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.056% 20375	13,777	8,368
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	29,612	21,930
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	24,086	15,663
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.611% 20365	5,814	3,861
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.846% 20365	9,742	7,687
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.858% 20365	6,687	3,943
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.908% 20365	24,147	17,573
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.818% 20375	9,315	6,019
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.858% 20475	5,786	3,684
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	1,500	1,530
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,475	1,479
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,966	1,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	701	714
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	8,960	8,953
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,730	2,751
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.874% 20455	14,700	14,250
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	6,299	6,296
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20154	10,000	10,095
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20364	9,000	9,364
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20364	16,575	17,514
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,186	2,198
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.337% 20445	13,000	12,754
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.335% 20455	17,000	17,684
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,126	9,414
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20455	3,000	2,995
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.219% 20455	17,730	17,319
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.75% 20355	11,449	8,180
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.429% 20355	20,000	16,227
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 20365	4,507	3,147
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.586% 20365	14,362	10,213
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.902% 20365	30,773	16,466
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)5	27,410	24,843
Bank of America 5.50% 20124	22,500	23,978
Citicorp Mortgage Securities, Inc. 5.50% 2035	24,264	22,647
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	20,790	20,675
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,890	9,969
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20375	10,000	10,317
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20435	20,250	19,990
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	5,232	5,075
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.637% 20365	10,482	8,834
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.771% 20365	6,200	5,595
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	20,118	19,003
Nationwide Building Society, Series 2007-2, 5.50% 20124	17,500	18,833
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20425	17,875	18,671
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.51% 20355	3,378	2,613
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.199% 20365	22,951	12,757
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.58% 20375	4,868	2,966
Government National Mortgage Assn. 10.00% 2021	867	1,013
Government National Mortgage Assn. 10.00% 2025	812	943
Government National Mortgage Assn. 4.00% 2039	3,219	3,161
Government National Mortgage Assn. 4.50% 2040	10,500	10,650
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,597	5,087
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 4.241% 20355	8,274	5,213
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,206	4,100
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	10,525	10,312
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	2,855	2,873
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 5.00% 20355	15,189	11,269
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.923% 20365	821	579
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,412	11,795
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20305	11,422	11,766
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.732% 20365	2,000	1,480
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.756% 20375	13,875	9,253
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20375	15,103	9,570
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	9,002	8,586
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	8,252	8,388
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,960
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20184	6,000	6,386
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.401% 20375	12,229	6,254
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.796% 20365	9,249	5,713
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,061	5,578
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	4,026	3,542
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	3,131	3,139
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	122	123
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	2,468	2,502
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.614% 20365	2,686	1,667
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.751% 20314,5	18,059	438
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,050	1,065
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	419	419
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.202% 20274,5	201	192
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.366% 20274,5	173	164
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	226	226
		3,092,003

FINANCIALS — 4.76%
CIT Group Inc., Term Loan 2A, 9.50% 20125,7,8	105,060	107,621
CIT Group Inc., Term Loan, 13.00% 20125,7,8	52,000	53,761
CIT Group Inc., Series A, 7.00% 2013	18,123	16,673
CIT Group Inc., Series A, 7.00% 2014	13,072	11,748
CIT Group Inc., Series A, 7.00% 2015	40,168	35,097
CIT Group Inc., Series A, 7.00% 2016	10,490	9,048
Liberty Mutual Group Inc. 6.50% 20354	34,515	29,484
Liberty Mutual Group Inc. 7.50% 20364	10,530	10,082
Liberty Mutual Group Inc., Series B, 7.00% 20674,5	7,690	6,190
Liberty Mutual Group Inc., Series A, 7.80% 20874,5	78,650	68,425
Liberty Mutual Group Inc., Series C, 10.75% 20884,5	91,185	101,215
Simon Property Group, LP 4.875% 2010	5,000	5,021
Simon Property Group, LP 5.30% 2013	1,590	1,703
Simon Property Group, LP 6.75% 2014	5,310	5,909
Simon Property Group, LP 4.20% 2015	1,750	1,780
Simon Property Group, LP 5.25% 2016	79,670	81,184
Simon Property Group, LP 6.10% 2016	5,550	5,973
Simon Property Group, LP 5.875% 2017	32,510	34,163
Simon Property Group, LP 6.125% 2018	42,390	44,585
Simon Property Group, LP 10.35% 2019	5,000	6,521
Simon Property Group, LP 5.65% 2020	2,000	2,005
Simon Property Group, LP 6.75% 2040	2,000	2,056
Residential Capital Corp. 8.375% 2010	20,960	20,462
General Motors Acceptance Corp. 6.875% 2011	58,489	58,782
General Motors Acceptance Corp. 7.25% 2011	12,019	12,169
General Motors Acceptance Corp. 6.875% 2012	6,851	6,834
General Motors Acceptance Corp. 7.00% 2012	21,516	21,570
General Motors Acceptance Corp. 7.50% 2013	6,484	6,516
General Motors Acceptance Corp. 2.456% 20145	10,438	8,800
General Motors Acceptance Corp. 8.00% 2018	6,366	6,080
Westfield Group 5.40% 20124	4,350	4,648
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	14,460	15,249
Westfield Group 7.50% 20144	4,000	4,568
Westfield Group 5.75% 20154	10,250	11,015
Westfield Group 5.70% 20164	47,925	49,764
Westfield Group 7.125% 20184	37,410	41,678
Bank of America Corp. 4.25% 2010	840	859
Bank of America Corp. 4.375% 2010	10,199	10,500
Bank of America Corp. 4.50% 2010	1,625	1,655
Countrywide Financial Corp., Series B, 5.80% 2012	14,715	15,788
Bank of America Corp., Series L, 7.375% 2014	12,000	13,614
Bank of America Corp. 0.511% 20165	3,000	2,728
Bank of America Corp. 0.534% 20165	5,700	5,176
Bank of America Corp. 5.30% 2017	45,500	44,873
Bank of America Corp. 5.75% 2017	17,350	17,722
NB Capital Trust II 7.83% 2026	5,575	5,310
NB Capital Trust IV 8.25% 2027	6,205	6,112
Zions Bancorporation 5.65% 2014	32,015	26,573
Zions Bancorporation 7.75% 2014	8,825	8,480
Zions Bancorporation 5.50% 2015	44,017	36,048
Zions Bancorporation 6.00% 2015	60,872	50,276
Ford Motor Credit Co. 9.75% 20105	45,600	47,056
Ford Motor Credit Co. 7.25% 2011	7,500	7,595
Ford Motor Credit Co. 7.375% 2011	1,800	1,832
Ford Motor Credit Co. 9.875% 2011	32,650	34,171
Ford Motor Credit Co. 3.001% 20125	26,685	25,251
Realogy Corp., Letter of Credit, 3.237% 20135,7,8	14,586	13,055
Realogy Corp., Term Loan B, 3.251% 20135,7,8	49,523	44,323
Realogy Corp., Term Loan DD, 3.251% 20135,7,8	8,947	8,007
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	18,000	19,656
ProLogis 5.50% 2012	6,292	6,582
ProLogis 7.625% 2014	10,000	11,044
ProLogis 5.625% 2015	6,765	6,781
ProLogis 5.625% 2016	3,750	3,654
ProLogis 5.75% 2016	2,000	1,980
ProLogis 6.625% 2018	25,175	25,580
ProLogis 7.375% 2019	25,000	25,950
Lloyds TSB Bank PLC 4.375% 20154	10,000	9,952
HBOS PLC 6.75% 20184	47,050	46,070
Lloyds TSB Bank PLC 5.80% 20204	7,480	7,411
LBG Capital No.1 PLC, Series 2, 7.875% 20204	20,000	17,800
HBOS PLC 6.00% 20334	305	241
International Lease Finance Corp., Series R, 4.95% 2011	3,735	3,519
International Lease Finance Corp., Series Q, 5.45% 2011	9,210	8,690
International Lease Finance Corp., Series Q, 5.75% 2011	13,495	12,655
International Lease Finance Corp. 4.75% 2012	2,800	2,472
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,827
International Lease Finance Corp., Series R, 6.625% 2013	3,500	2,930
International Lease Finance Corp., Series R, 5.65% 2014	26,250	20,851
American General Finance Corp., Series I, 5.40% 2015	17,250	12,294
American General Finance Corp., Series J, 6.90% 2017	12,500	9,131
Rouse Co. 7.20% 20129	28,039	28,880
Rouse Co. 5.375% 20139	2,770	2,728
Rouse Co. 6.75% 20134,9	13,400	13,601
Rouse Co. 3.625% 20099	32,561	31,747
Abbey National Treasury Services PLC 3.875% 20144	9,950	10,098
Santander Issuances, SA Unipersonal 5.805% 20164,5	10,000	10,017
Sovereign Bancorp, Inc. 8.75% 2018	27,047	32,914
Santander Issuances, SA Unipersonal 6.50% 20194,5	12,500	13,139
SLM Corp., Series A, 4.50% 2010	4,000	4,021
SLM Corp., Series A, 0.479% 20115	5,000	4,613
SLM Corp., Series A, 5.40% 2011	15,000	14,844
SLM Corp., Series A, 0.549% 20145	10,000	8,158
SLM Corp., Series A, 5.00% 2015	12,000	10,407
SLM Corp., Series A, 8.45% 2018	24,500	24,045
Citigroup Inc. 6.50% 2013	5,000	5,405
Citigroup Inc. 6.01% 2015	22,500	23,442
Citigroup Inc. 6.125% 2017	8,000	8,103
Citigroup Inc. 6.125% 2018	18,875	18,988
Citigroup Capital XXI 8.30% 20775	7,500	7,012
Standard Chartered Bank 6.40% 20174	55,830	60,067
Kimco Realty Corp. 6.00% 2012	3,250	3,472
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,507
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,384
Kimco Realty Corp. 5.70% 2017	21,985	22,326
Kimco Realty Corp. 6.875% 2019	10,000	10,720
Metropolitan Life Global Funding I, 5.125% 20134	12,750	13,746
MetLife Capital Trust IV 7.875% 20674,5	32,930	33,259
MetLife Capital Trust X 9.25% 20684,5	1,500	1,695
MetLife Inc. 10.75% 20695	2,500	3,133
UnumProvident Finance Co. PLC 6.85% 20154	28,500	30,478
Unum Group 7.125% 2016	18,740	20,116
Hospitality Properties Trust 6.75% 20131	21,265	22,321
Hospitality Properties Trust 5.125% 20151	2,160	2,078
Hospitality Properties Trust 6.30% 20161	2,400	2,372
Hospitality Properties Trust 5.625% 20171	1,485	1,384
Hospitality Properties Trust 6.70% 20181	16,175	15,871
Capital One Capital III 7.686% 20365	16,445	15,458
Capital One Capital IV 6.745% 20375	10,850	9,168
Capital One Capital V 10.25% 2039	16,205	18,599
National City Preferred Capital Trust I 12.00% (undated)5	37,250	42,651
UniCredito Italiano SpA 5.584% 20174,5	22,525	22,357
UniCredito Italiano SpA 6.00% 20174	14,650	15,214
HVB Funding Trust I 8.741% 20314	4,670	4,717
Goldman Sachs Group, Inc. 6.25% 2017	2,000	2,156
Goldman Sachs Group, Inc. 5.95% 2018	12,918	13,628
Goldman Sachs Group, Inc. 6.15% 2018	21,582	23,001
Lazard Group LLC 7.125% 2015	30,622	32,983
Lazard Group LLC 6.85% 2017	5,322	5,513
Korea Development Bank 5.30% 2013	29,600	31,234
Korea Development Bank 8.00% 2014	6,050	6,996
PRICOA Global Funding I 5.30% 20134	2,500	2,732
Prudential Financial, Inc., Series D, 6.10% 2017	5,000	5,298
Prudential Holdings, LLC, Series C, 8.695% 20234,7	17,250	18,790
Prudential Financial, Inc. 8.875% 20685	9,275	10,095
Catlin Insurance Ltd. 7.249% (undated)4,5	43,590	35,526
HSBK (Europe) BV 7.25% 20174	36,110	34,124
Boston Properties, Inc. 5.875% 2019	32,500	33,903
Nationwide Mutual Insurance Co. 5.81% 20244,5	10,000	8,475
Nationwide Mutual Insurance Co. 9.375% 20394	20,000	22,635
Developers Diversified Realty Corp. 4.625% 2010	6,165	6,139
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,948
Developers Diversified Realty Corp. 5.50% 2015	12,752	11,996
Developers Diversified Realty Corp. 9.625% 2016	10,000	10,858
ERP Operating LP 5.50% 2012	4,000	4,214
ERP Operating LP 6.625% 2012	2,000	2,147
ERP Operating LP 5.20% 2013	2,500	2,594
ERP Operating LP 5.25% 2014	2,000	2,108
ERP Operating LP 6.584% 2015	2,705	2,931
ERP Operating LP 5.75% 2017	3,660	3,795
ERP Operating LP 7.125% 2017	10,000	10,964
Morgan Stanley 6.00% 2014	11,000	11,993
Morgan Stanley, Series F, 6.00% 2015	8,000	8,622
Morgan Stanley, Series F, 5.625% 2019	7,000	7,078
Fifth Third Capital Trust IV 6.50% 20675	30,000	23,325
Barclays Bank PLC 2.50% 2013	4,625	4,635
Barclays Bank PLC 5.20% 2014	10,000	10,705
Barclays Bank PLC 5.125% 2020	5,500	5,446
New York Life Global Funding 4.65% 20134	19,500	20,703
Monumental Global Funding 5.50% 20134	10,000	10,731
Monumental Global Funding III 0.451% 20144,5	8,000	7,255
Monumental Global Funding III 5.25% 20144	1,500	1,601
American Express Co. 6.15% 2017	12,610	13,483
American Express Co. 8.15% 2038	4,500	5,786
HSBC Holdings PLC 6.50% 2037	18,000	18,892
Host Marriott, LP, Series K, 7.125% 2013	8,750	8,859
Host Marriott, LP, Series O, 6.375% 2015	950	931
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	7,663
Host Hotels & Resorts LP 9.00% 20174	900	967
Regions Financial Corp. 7.75% 2014	17,500	18,101
Wells Fargo & Co. 4.375% 2013	10,850	11,421
Corestates Capital I 8.00% 20264	5,714	5,938
Development Bank of Singapore Ltd. 7.875% 20104	10,000	10,126
Development Bank of Singapore Ltd. 7.125% 20114	5,000	5,328
Nordea Bank 3.70% 20144	14,000	14,256
ZFS Finance (USA) Trust II 6.45% 20654,5	12,500	11,375
ZFS Finance (USA) Trust V 6.50% 20674,5	3,011	2,740
UBS AG 3.875% 2015	13,715	13,709
Lincoln National Corp. 5.65% 2012	12,000	12,532
AXA SA 6.463% (undated)4,5	15,000	11,944
Principal Life Insurance Co. 5.30% 2013	10,000	10,671
JPMorgan Chase Bank NA 0.584% 20164,5	2,250	2,127
JPMorgan Chase & Co. 6.30% 2019	6,500	7,200
CNA Financial Corp. 5.85% 2014	5,625	5,727
CNA Financial Corp. 7.35% 2019	3,000	3,149
Resona Bank, Ltd. 5.85% (undated)4,5	9,525	8,799
Royal Bank of Scotland Group PLC 5.05% 2015	5,306	4,845
Royal Bank of Scotland Group PLC 6.99% (undated)4,5	6,000	3,845
Banco Mercantil del Norte, SA 6.135% 20164,5	2,000	1,980
Banco Mercantil del Norte, SA 6.862% 20214,5	6,850	6,608
Société Générale 5.75% 20164	7,800	8,200
Glen Meadow Pass-Through Trust 6.505% 20674,5	10,000	7,899
Paribas, New York Branch 6.95% 2013	6,000	6,715
BNP Paribas 4.80% 20154	440	468
Nationwide Financial Services, Inc. 6.75% 20675	8,780	7,085
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,387
Schwab Capital Trust I 7.50% 20375	1,500	1,457
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,172
Allstate Corp., Series B, 6.125% 20675	2,445	2,298
TuranAlem Finance BV 8.25% 20374,9	10,000	4,150
Credit Suisse Group AG 5.50% 2014	3,000	3,283
First Tennessee Bank 5.05% 2015	3,400	3,122
ACE INA Holdings Inc. 5.875% 2014	2,500	2,780
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,563
Assurant, Inc. 5.625% 2014	2,295	2,406
TIAA Global Markets 4.95% 20134	2,000	2,162
LaBranche & Co Inc. 11.00% 2012	1,750	1,803
Ambac Financial Group, Inc. 6.15% 20875,9	8,405	651
		3,014,188

CONSUMER DISCRETIONARY — 4.24%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	48,548	50,975
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	33,350	33,975
Charter Communications Operating, LLC, Term Loan B, 2.26% 20145,7,8	49,319	45,974
Charter Communications Operating, LLC, Term Loan B, 7.25% 20145,7,8	6,878	7,024
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20144	15,000	15,338
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	24,550	27,619
Charter Communications, Inc. 13.50% 20164	28,638	34,294
NTL Cable PLC 8.75% 2014	6,307	6,512
NTL Cable PLC 9.125% 2016	32,000	33,440
NTL Cable PLC 9.50% 2016	86,065	91,659
Virgin Media Inc. 6.50% 20184	8,800	8,701
Virgin Media Finance 8.375% 20194	41,674	42,924
Allison Transmission Holdings, Inc., Term Loan B, 2.99% 20145,7,8	112,049	103,241
Allison Transmission Holdings, Inc. 11.00% 20154	20,750	21,995
Allison Transmission Holdings, Inc. 11.25% 20154,5,10	53,742	56,832
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20145,7,8	63,344	54,951
Univision Communications Inc. 12.00% 20144	11,435	12,407
Univision Communications Inc. 10.50% 20154,5,10	112,613	99,662
Michaels Stores, Inc., Term Loan B1, 2.563% 20135,7,8	22,948	20,716
Michaels Stores, Inc. 10.00% 2014	81,365	82,585
Michaels Stores, Inc. 0%/13.00% 201611	2,245	1,869
Michaels Stores, Inc., Term Loan B2, 4.813% 20165,7,8	7,775	7,423
Time Warner Cable Inc. 6.20% 2013	5,100	5,635
Time Warner Cable Inc. 7.50% 2014	10,400	12,158
Time Warner Cable Inc. 3.50% 2015	4,000	4,012
Time Warner Cable Inc. 6.75% 2018	29,000	32,356
Time Warner Cable Inc. 5.00% 2020	22,000	21,520
Time Warner Cable Inc. 6.55% 2037	25,000	25,862
Toys “R” Us, Inc. 7.625% 2011	38,345	39,783
Toys “R” Us-Delaware, Inc., Term Loan B, 4.481% 20125,7,8	14,940	14,929
Toys “R” Us, Inc. 8.50% 20174	4,900	5,072
Toys “R” Us, Inc. 10.75% 20174	30,000	33,375
Federated Retail Holdings, Inc. 5.35% 2012	4,490	4,602
Macy’s Retail Holdings, Inc. 8.875% 20155	17,510	19,173
Federated Retail Holdings, Inc. 5.90% 2016	56,600	54,336
Federated Retail Holdings, Inc. 6.375% 2037	14,300	12,656
News America Inc. 5.30% 2014	29,150	32,039
News America Holdings Inc. 8.00% 2016	6,000	7,106
News America Inc. 6.90% 2019	28,000	32,168
News America Inc. 6.65% 2037	5,500	5,912
News America Inc. 6.90% 20394	10,000	11,104
MGM MIRAGE 8.50% 2010	49,305	49,798
MGM MIRAGE 6.75% 2012	9,150	8,487
MGM MIRAGE 6.75% 2013	8,200	7,503
MGM MIRAGE 13.00% 2013	10,725	12,468
MGM MIRAGE 10.375% 20144	1,675	1,847
MGM MIRAGE 7.50% 2016	4,000	3,360
MGM MIRAGE 11.125% 20174	2,450	2,769
Time Warner Inc. 5.50% 2011	5,185	5,542
AOL Time Warner Inc. 6.75% 2011	3,750	3,989
AOL Time Warner Inc. 6.875% 2012	14,000	15,502
Time Warner Companies, Inc. 9.125% 2013	5,000	5,859
Time Warner Inc. 5.875% 2016	19,985	21,900
Time Warner Companies, Inc. 7.25% 2017	9,500	11,060
Time Warner Inc. 6.50% 2036	17,000	18,164
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	66,590
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,849
Cox Communications, Inc. 7.75% 2010	10,000	10,461
Cox Communications, Inc. 5.45% 2014	5,000	5,483
Cox Communications, Inc. 5.875% 20164	25,000	27,003
Cox Communications, Inc. 8.375% 20394	16,845	21,383
Comcast Corp. 5.50% 2011	2,590	2,714
Comcast Cable Communications, Inc. 6.75% 2011	4,660	4,917
Comcast Corp. 5.85% 2015	13,200	14,677
Comcast Corp. 5.90% 2016	10,000	10,923
Comcast Corp. 6.30% 2017	3,000	3,321
Comcast Corp. 6.45% 2037	10,800	11,190
Comcast Corp. 6.95% 2037	10,275	11,267
Neiman Marcus Group, Inc. 9.00% 20155,10	36,747	35,920
Neiman Marcus Group, Inc. 10.375% 2015	16,400	16,154
J.C. Penney Co., Inc. 8.00% 2010	23,455	23,543
J.C. Penney Co., Inc. 9.00% 2012	12,006	13,387
J.C. Penney Corp., Inc. 5.75% 2018	13,000	12,805
Royal Caribbean Cruises Ltd. 8.75% 2011	26,625	27,757
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	21,310
AMC Entertainment Inc. 8.75% 2019	42,400	44,096
Cinemark USA, Inc., Term Loan B, 2.01% 20135,7,8	3,677	3,620
Cinemark USA, Inc. 8.625% 2019	34,375	36,008
Boyd Gaming Corp. 7.75% 2012	28,400	28,684
Boyd Gaming Corp. 6.75% 2014	10,504	9,769
Regal Cinemas Corp., Series B, 9.375% 2012	7,250	7,304
Regal Cinemas Corp. 8.625% 2019	29,095	30,186
Quebecor Media Inc. 7.75% 2016	24,450	24,572
Quebecor Media Inc. 7.75% 2016	11,195	11,251
CSC Holdings, Inc., Series B, 6.75% 2012	400	418
CSC Holdings, Inc. 8.50% 20144	16,175	17,226
CSC Holdings, Inc. 8.50% 20154	2,000	2,125
CSC Holdings, Inc. 8.625% 20194	14,375	15,741
Warner Music Group 7.375% 2014	22,665	22,098
Warner Music Group 9.50% 20164	12,300	13,253
Target Corp. 6.00% 2018	24,500	27,249
Target Corp. 7.00% 2038	5,000	5,776
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,649
Tenneco Automotive Inc. 8.625% 2014	27,750	27,473
Tenneco Inc. 8.125% 2015	2,385	2,373
Staples, Inc. 7.75% 2011	2,115	2,271
Staples, Inc. 7.375% 2012	9,000	10,083
Staples, Inc. 9.75% 2014	15,625	19,076
Dollar General Corp., Term Loan B2, 2.981% 20145,7,8	4,345	4,206
Dollar General Corp. 10.625% 2015	15,940	17,554
Dollar General Corp. 11.875% 20175,10	7,689	8,881
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	15,046
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,668
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	6,062
Technical Olympic USA, Inc. 9.00% 20109	10,675	6,138
Technical Olympic USA, Inc. 9.00% 20109	7,815	4,494
Technical Olympic USA, Inc. 9.25% 20114,9	33,175	19,076
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,813
Marriott International, Inc., Series I, 6.375% 2017	19,500	20,630
TL Acquisitions, Inc., Term Loan B, 2.75% 20145,7,8	4,627	4,120
Thomson Learning 10.50% 20154	25,500	24,799
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	24,535	23,615
LBI Media, Inc. 8.50% 20174	26,074	22,293
Beazer Homes USA, Inc. 8.375% 2012	11,298	11,072
Beazer Homes USA, Inc. 8.125% 2016	13,050	11,027
Cooper-Standard Automotive Inc. 7.00% 20129	19,650	21,517
Radio One, Inc. 6.375% 2013	22,565	18,165
Clear Channel Worldwide, Series B, 9.25% 20174	17,300	17,906
Meritage Corp. 7.00% 2014	4,960	4,793
Meritage Homes Corp. 6.25% 2015	5,350	5,042
Meritage Corp. 7.731% 20174	9,500	8,004
Hanesbrands Inc., Series B, 3.831% 20145	14,800	14,134
Hanesbrands Inc. 8.00% 2016	2,600	2,678
KB Home 6.25% 2015	16,905	16,102
UPC Germany GmbH 8.125% 20174	15,800	16,037
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,945
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,611
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,849
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,472
Kabel Deutschland GmbH 10.625% 2014	14,825	15,566
American Axle & Manufacturing Holdings, Inc. 9.25% 20174	13,500	14,040
UPC Holding BV 9.875% 20184	12,500	13,281
Thomson Reuters Corp. 5.95% 2013	3,625	4,043
Thomson Reuters Corp. 6.50% 2018	8,000	9,124
Seminole Tribe of Florida 6.535% 20204,7	10,000	9,162
Seminole Tribe of Florida 7.804% 20204,7	3,295	3,087
Vidéotron Ltée 6.875% 2014	7,169	7,169
Vidéotron Ltée 6.375% 2015	4,905	4,807
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850	11,822
Seneca Gaming Corp. 7.25% 2012	8,000	7,840
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,209
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,030
Lowe’s Companies, Inc. 6.10% 2017	3,258	3,672
Lowe’s Companies, Inc. 6.65% 2037	5,000	5,683
Fox Acquisition LLC 13.375% 20164	10,340	9,306
Education Management LLC and Education Management Finance Corp. 8.75% 2014	8,640	8,964
Marks and Spencer Group PLC 6.25% 20174	7,000	7,433
Marks and Spencer Group PLC 7.125% 20374	1,000	1,049
Kohl’s Corp. 6.25% 2017	6,450	7,243
Kohl’s Corp. 6.875% 2037	500	567
Libbey Glass Inc. 10.00% 20154	7,500	7,631
Norwegian Cruise Lines 11.75% 20164	7,000	7,455
Home Depot, Inc. 5.40% 2016	1,819	1,949
Home Depot, Inc. 5.875% 2036	5,000	4,861
Vitamin Shoppe Industries Inc. 7.773% 20125	6,218	6,249
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,400	5,913
Nordstrom, Inc. 6.25% 2018	5,000	5,476
Standard Pacific Corp. 6.25% 2014	2,800	2,492
Standard Pacific Corp. 7.00% 2015	3,010	2,694
Local T.V. Finance LLC 10.00% 20154,5,10	8,396	4,597
Grupo Televisa, SAB de CV 6.625% 20404	3,000	3,056
Walt Disney Co. 5.625% 2016	2,000	2,220
Sealy Mattress Co. 10.875% 20164	1,700	1,912
Jarden Corp. 8.00% 2016	1,550	1,624
Ford Motor Co. 9.50% 2011	1,000	1,050
American Media Operation 9.00% 20134,10	1,010	661
		2,682,803

TELECOMMUNICATION SERVICES — 2.44%
Sprint Capital Corp. 7.625% 2011	3,100	3,158
Sprint Capital Corp. 8.375% 2012	12,500	12,781
Nextel Communications, Inc., Series E, 6.875% 2013	68,500	64,219
Nextel Communications, Inc., Series F, 5.95% 2014	76,255	67,867
Nextel Communications, Inc., Series D, 7.375% 2015	142,340	129,174
Verizon Communications Inc. 3.75% 2011	33,750	34,892
ALLTEL Corp. 7.00% 2012	17,686	19,773
Verizon Communications Inc. 5.55% 2014	37,250	41,121
Verizon Global Funding Corp. 4.90% 2015	3,560	3,862
Verizon Communications Inc. 5.50% 2017	18,000	19,279
Verizon Communications Inc. 8.75% 2018	15,000	18,963
Verizon Communications Inc. 6.35% 2019	4,525	5,017
Verizon Communications Inc. 6.25% 2037	50,000	51,640
Qwest Capital Funding, Inc. 7.90% 2010	42,010	42,955
Qwest Capital Funding, Inc. 7.25% 2011	83,120	84,990
Qwest Communications International Inc. 7.25% 2011	30,025	30,025
Qwest Corp. 8.875% 2012	12,400	13,377
Qwest Communications International Inc. 8.00% 20154	5,000	5,200
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,608
Cricket Communications, Inc. 9.375% 2014	97,000	97,000
Cricket Communications, Inc. 10.00% 2015	2,500	2,519
Cricket Communications, Inc. 7.75% 2016	48,075	48,616
SBC Communications Inc. 6.25% 2011	5,500	5,825
AT&T Wireless Services, Inc. 8.125% 2012	16,935	19,294
AT&T Inc. 4.95% 2013	34,375	37,067
AT&T Inc. 6.70% 2013	15,000	17,147
SBC Communications Inc. 5.10% 2014	3,500	3,809
SBC Communications Inc. 5.625% 2016	10,000	11,003
AT&T Inc. 5.80% 2019	8,750	9,349
AT&T Corp. 8.00% 20315	5,000	6,197
AT&T Inc. 6.55% 2039	5,000	5,323
MetroPCS Wireless, Inc., Term Loan B, 2.563% 20135,7,8	8,630	8,377
MetroPCS Wireless, Inc. 9.25% 2014	42,925	43,408
MetroPCS Wireless, Inc. 9.25% 2014	31,550	31,905
Telecom Italia Capital SA 4.875% 2010	1,630	1,670
Telecom Italia Capital SA, Series B, 5.25% 2013	6,700	7,162
Telecom Italia Capital SA 5.25% 2015	22,000	23,285
Telecom Italia Capital SA 6.999% 2018	12,900	14,329
Telecom Italia Capital SA 7.175% 2019	10,000	11,249
Telecom Italia Capital SA 7.20% 2036	7,150	7,746
Telecom Italia Capital SA 7.721% 2038	6,600	7,558
Wind Acquisition SA 11.75% 20174	66,775	72,952
Windstream Corp. 8.125% 2013	6,000	6,330
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,388
Windstream Corp. 8.625% 2016	54,100	55,791
Crown Castle International Corp. 9.00% 2015	33,850	36,685
Crown Castle International Corp. 7.75% 20174	13,750	14,884
Crown Castle International Corp. 7.125% 2019	15,000	14,963
Clearwire Communications LLC/Finance 12.00% 20154	38,700	39,087
Clearwire Communications LLC/Finance 12.00% 20154	26,700	26,967
American Tower Corp. 4.625% 2015	10,000	10,293
American Tower Corp. 7.00% 2017	11,200	12,502
American Tower Corp. 7.25% 20194	24,050	27,056
Sorenson Communications 10.50% 20154	47,825	45,434
Vodafone Group PLC 5.625% 2017	11,975	12,869
Vodafone Group PLC 6.15% 2037	7,810	8,090
Deutsche Telekom International Finance BV 5.875% 2013	5,625	6,166
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,630
Deutsche Telekom International Finance BV 6.75% 2018	2,000	2,266
Intelsat, Ltd. 9.25% 2016	10,000	10,450
Intelsat Jackson Holding Co. 8.50% 20194	3,500	3,596
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,236
Singapore Telecommunications Ltd. 7.375% 20314	3,800	4,925
SBA Telecommunications, Inc. 8.00% 20164	9,675	10,086
France Télécom 7.75% 20115	8,500	9,112
Koninklijke KPN NV 8.375% 2030	4,660	5,874
Trilogy International Partners LLC, Term Loan B, 3.751% 20125,7,8	5,250	4,436
Level 3 Financing, Inc. 9.25% 2014	4,000	3,770
Hawaiian Telcom Communications, Inc. 8.765% 20135,9	15,920	458
Hawaiian Telcom Communications, Inc. 9.75% 20139	16,945	487
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20159	7,075	1
		1,540,523

INDUSTRIALS — 2.32%
Nielsen Finance LLC, Term Loan A, 2.231% 20135,7,8	8,538	8,196
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,850	68,813
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	40,350	45,394
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201611	81,675	75,141
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	24,510	27,574
Nielsen Finance LLC, Term Loan 1L, 8.50% 20177,8	12,000	12,000
Continental Airlines, Inc. 8.75% 2011	27,750	27,403
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20127	11,700	11,773
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	9,278	8,997
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	5,176	4,723
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	952	881
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	15,929	15,312
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	4,660	4,602
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	806	752
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	12,803	12,755
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	745	689
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20207	10,685	9,510
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	668	671
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	3,664	3,499
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	14,609	13,760
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	11,380	10,498
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	2,506	2,479
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	6,299	6,264
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	5,527	5,113
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20127	8,050	8,216
Northwest Airlines, Inc., Term Loan B, 3.76% 20135,7,8	5,014	4,249
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	58,790	57,026
Northwest Airlines, Inc., Term Loan A, 2.01% 20185,7,8	55,131	44,243
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	25,084	22,827
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20145,7,8	68,053	51,316
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20145,7,8	3,884	2,929
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8	15,966	15,182
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	3,670
Hawker Beechcraft Acquisition Co., LLC 9.625% 20155,10	11,335	6,829
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	776
US Investigations Services, Inc., Term Loan B, 3.253% 20155,7,8	18,571	16,931
US Investigations Services, Inc. 10.50% 20154	47,515	44,783
US Investigations Services, Inc. 11.75% 20164	16,555	14,941
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 20127	1,169	1,154
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20127	17,745	17,523
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20127	1,038	1,039
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20127	4,595	4,469
AMR Corp. 9.00% 2012	11,000	9,240
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20137	17,138	17,249
AMR Corp. 9.00% 2016	2,000	1,470
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	13,303	10,775
AMR Corp. 10.00% 2021	3,000	1,815
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20227	6,445	5,205
Ashtead Group PLC 8.625% 20154	14,675	14,748
Ashtead Capital, Inc. 9.00% 20164	44,685	45,355
Iron Mountain Inc. 8.00% 2020	12,000	12,240
Iron Mountain Inc. 8.375% 2021	45,000	46,913
United Air Lines, Inc., Term Loan B, 2.25% 20145,7,8	37,512	30,568
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,7,9	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,7	4,938	3,827
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	8,723	7,567
ARAMARK Corp., Term Loan B, 2.126% 20145,7,8	11,637	11,165
ARAMARK Corp., Letter of Credit, 2.276% 20145,7,8	765	734
ARAMARK Corp. 3.781% 20155	8,050	7,326
ARAMARK Corp. 8.50% 2015	20,575	20,729
RailAmerica, Inc. 9.25% 2017	35,253	37,544
CEVA Group PLC 10.00% 20144	8,825	8,527
CEVA Group PLC, Bridge Loan, 7.983% 20152,5,7,8	32,191	23,338
CEVA Group PLC 11.625% 20164	1,550	1,598
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	30,368	30,899
Norfolk Southern Corp. 5.75% 2016	15,760	17,298
Norfolk Southern Corp. 5.75% 2018	12,000	13,029
Union Pacific Corp. 5.125% 2014	15,325	16,548
Union Pacific Corp. 5.75% 2017	2,065	2,230
Union Pacific Corp. 5.70% 2018	8,000	8,540
Nortek, Inc. 11.00% 2013	25,661	27,073
Koninklijke Philips Electronics NV 5.75% 2018	23,250	25,116
Burlington Northern Santa Fe Corp. 7.00% 2014	13,885	16,037
Burlington Northern Santa Fe Corp. 4.70% 2019	5,390	5,404
BNSF Funding Trust I 6.613% 20555	2,910	2,830
Kansas City Southern Railway Co. 13.00% 2013	8,625	10,124
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,551
Kansas City Southern de México, SA de CV 8.00% 20184	10,000	9,900
TransDigm Inc. 7.75% 2014	11,950	12,099
TransDigm Inc. 7.75% 20144	9,000	9,113
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,7	16,604	17,448
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,7	2,296	2,457
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500	2,571
Allied Waste North America, Inc. 7.25% 2015	8,500	8,849
Allied Waste North America, Inc. 6.875% 2017	7,250	7,841
Waste Management, Inc. 5.00% 20141	7,000	7,486
WMX Technologies, Inc. 7.10% 20261	10,125	11,289
Sequa Corp., Term Loan B, 3.89% 20145,7,8	19,263	17,918
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335	9,049
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500	2,823
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,421
American Standard Inc. 7.625% 2010	16,501	16,530
Honeywell International Inc. 3.875% 2014	13,605	14,367
Atrium Companies, Inc., Term Loan B, 11.75% 20125,7,8,10	13,174	12,033
Atrium Companies, Inc. 15.00% 20124,10	7,964	159
General Electric Co. 5.25% 2017	11,250	11,767
Esterline Technologies Corp. 6.625% 2017	11,240	10,987
USG Corp. 9.50% 20185	10,500	10,763
B/E Aerospace 8.50% 2018	9,525	10,001
Volvo Treasury AB 5.95% 20154	9,000	9,542
CSX Corp. 5.75% 2013	4,960	5,414
CSX Corp. 6.25% 2015	3,460	3,883
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	7,859
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	526
H&E Equipment Services, Inc. 8.375% 2016	7,800	7,898
Atlas Copco AB 5.60% 20174	7,405	7,755
Navios Maritime Holdings Inc. 8.875% 20174	7,405	7,701
Esco Corp. 4.129% 20134,5	3,725	3,464
Esco Corp. 8.625% 20134	4,000	4,035
John Deere Capital Corp. 5.40% 2011	2,000	2,146
John Deere Capital Corp. 5.10% 2013	500	542
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,719
Lockheed Martin Corp. 4.121% 2013	5,000	5,298
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,375	1,399
		1,470,566

INFORMATION TECHNOLOGY — 1.81%
NXP BV and NXP Funding LLC 3.001% 20135	166,545	139,690
NXP BV and NXP Funding LLC 10.00% 201312	37,639	38,956
NXP BV and NXP Funding LLC 7.875% 2014	96,340	86,224
NXP BV and NXP Funding LLC 9.50% 2015	145,850	123,973
Freescale Semiconductor, Inc., Term Loan B, 1.981% 20135,7,8	60,877	54,904
Freescale Semiconductor, Inc. 4.129% 20145	16,350	13,325
Freescale Semiconductor, Inc. 8.875% 2014	90,430	80,935
Freescale Semiconductor, Inc. 9.875% 20145,10	48,271	42,719
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20147,8	10,449	10,821
Freescale Semiconductor, Inc. 10.125% 2016	54,124	44,111
Sanmina-SCI Corp. 6.75% 2013	28,475	28,546
Sanmina-SCI Corp. 3.004% 20144,5	23,750	21,850
Sanmina-SCI Corp. 8.125% 2016	69,305	69,825
First Data Corp., Term Loan B2, 2.999% 20145,7,8	66,492	57,798
First Data Corp. 9.875% 2015	14,200	12,745
First Data Corp. 10.55% 201510	18,030	15,416
SunGard Data Systems Inc. 9.125% 2013	48,785	49,883
Hewlett-Packard Co. 6.125% 2014	20,000	22,640
Hewlett-Packard Co. 5.50% 2018	9,500	10,362
Electronic Data Systems Corp. 7.45% 2029	6,555	8,094
Jabil Circuit, Inc. 8.25% 2018	36,225	39,576
KLA-Tencor Corp. 6.90% 2018	29,000	31,529
Cisco Systems, Inc. 2.90% 2014	10,000	10,177
Cisco Systems, Inc. 4.95% 2019	20,000	20,835
Ceridian Corp. 11.25% 2015	28,425	27,856
National Semiconductor Corp. 6.15% 2012	15,000	16,053
National Semiconductor Corp. 6.60% 2017	7,250	7,605
Celestica Inc. 7.625% 2013	20,595	21,393
Advanced Micro Devices, Inc. 8.125% 20174	15,250	15,402
Serena Software, Inc. 10.375% 2016	13,430	13,514
Oracle Corp. 3.75% 2014	10,000	10,476
		1,147,233

HEALTH CARE — 1.46%
Tenet Healthcare Corp. 7.375% 2013	32,447	32,366
Tenet Healthcare Corp. 9.00% 20154	1,672	1,772
Tenet Healthcare Corp. 9.25% 2015	11,200	11,648
Tenet Healthcare Corp. 8.875% 20194	83,395	89,233
Elan Finance PLC and Elan Finance Corp. 4.273% 20115	20,780	19,637
Elan Finance PLC and Elan Finance Corp. 4.381% 20135	14,285	12,571
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	30,355	30,659
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	31,550	30,998
HealthSouth Corp. 10.75% 2016	84,200	91,567
VWR Funding, Inc. 11.25% 20155,10	74,371	78,089
Boston Scientific Corp. 5.45% 2014	10,100	10,625
Boston Scientific Corp. 6.40% 2016	21,735	23,454
Boston Scientific Corp. 5.125% 2017	640	641
Boston Scientific Corp. 7.00% 2035	25,860	25,902
Boston Scientific Corp. 7.375% 2040	11,810	12,616
HCA Inc., Term Loan B1, 2.501% 20135,7,8	20,664	19,696
HCA Inc. 9.125% 2014	5,090	5,319
HCA Inc. 9.25% 2016	5,480	5,795
HCA Inc. 9.625% 20165,10	3,000	3,187
HCA Inc. 8.50% 20194	21,895	23,263
PTS Acquisition Corp. 10.25% 20155,10	59,012	55,471
Pfizer Inc. 4.45% 2012	13,000	13,846
Pfizer Inc. 5.35% 2015	20,000	22,205
Pfizer Inc. 6.20% 2019	5,000	5,616
Coventry Health Care, Inc. 5.875% 2012	12,800	13,067
Coventry Health Care, Inc. 6.30% 2014	26,020	26,289
Cardinal Health, Inc. 4.00% 2015	25,000	25,140
Cardinal Health, Inc. 5.80% 2016	10,000	10,754
Roche Holdings Inc. 4.50% 20124	18,000	19,186
Roche Holdings Inc. 6.00% 20194	9,000	9,952
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,676
GlaxoSmithKline Capital Inc. 5.65% 2018	9,705	10,585
Novartis Capital Corp. 4.125% 2014	17,250	18,300
Novartis Securities Investment Ltd. 5.125% 2019	4,000	4,210
Abbott Laboratories 5.125% 2019	19,000	20,050
Surgical Care Affiliates, Inc. 8.875% 20154,5,10	6,591	6,493
Surgical Care Affiliates, Inc. 10.00% 20174	9,500	9,405
UnitedHealth Group Inc. 6.00% 2017	12,430	13,618
Symbion Inc. 11.75% 20155,10	16,713	13,287
WellPoint, Inc. 6.00% 2014	10,000	11,057
Express Scripts Inc. 7.25% 2019	8,985	10,493
Biogen Idec Inc. 6.00% 2013	6,000	6,430
Biogen Idec Inc. 6.875% 2018	2,650	2,897
Team Finance LLC and Health Finance Corp. 11.25% 2013	8,762	9,244
Merck & Co., Inc. 5.00% 2019	8,500	8,919
Viant Holdings Inc. 10.125% 20174	8,335	8,293
Quintiles Transnational 9.50% 20144,5,10	7,135	7,260
Accellent Inc. 8.375% 20174	5,900	5,988
Hospira, Inc. 5.55% 2012	5,295	5,689
United Surgical Partners International Inc. 9.25% 20175,10	3,265	3,416
Bausch & Lomb Inc. 9.875% 2015	2,250	2,374
CHS/Community Health Systems, Inc. 8.875% 2015	205	212
		923,460

ENERGY — 1.24%
Williams Companies, Inc. 6.375% 20104	4,700	4,826
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,788
Williams Companies, Inc. 7.125% 2011	38,750	42,448
Williams Companies, Inc. 8.125% 2012	14,810	17,032
Williams Companies, Inc. 8.75% 2020	13,875	17,861
Williams Companies, Inc. 7.875% 2021	14,900	18,066
Williams Companies, Inc. 8.75% 2032	14,530	18,169
Ras Laffan Liquefied Natural Gas III 5.50% 20144	2,950	3,109
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144,7	11,996	13,165
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20147	3,893	4,272
Ras Laffan Liquefied Natural Gas II 5.298% 20204,7	34,850	35,143
Ras Laffan Liquefied Natural Gas III 5.838% 20274,7	50,650	50,985
TransCanada PipeLines Ltd. 6.50% 2018	375	426
TransCanada PipeLines Ltd. 7.125% 2019	13,280	15,649
TransCanada PipeLines Ltd. 6.20% 2037	400	420
TransCanada PipeLines Ltd. 7.625% 2039	11,000	13,541
TransCanada PipeLines Ltd. 6.35% 20675	71,645	68,098
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,771
Enbridge Energy Partners, LP 9.875% 2019	15,750	20,537
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,048
Enbridge Energy Partners, LP 8.05% 20775	20,045	19,981
Gaz Capital SA 6.51% 20224	24,700	22,971
Gaz Capital SA 7.288% 20374	20,650	19,539
Petroplus Finance Ltd. 6.75% 20144	5,065	4,711
Petroplus Finance Ltd. 7.00% 20174	20,550	18,546
Petroplus Finance Ltd. 9.375% 20194	12,475	12,413
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,599
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,121
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,197
Kinder Morgan Energy Partners LP 9.00% 2019	11,770	15,004
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144,7	20,365	20,976
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20147	9,646	9,936
Premcor Refining Group Inc. 6.125% 2011	14,500	15,105
Premcor Refining Group Inc. 6.75% 2011	11,150	11,659
BP Capital Markets PLC 3.625% 20144	10,000	10,415
BP Capital Markets PLC 3.875% 2015	11,800	12,337
Arch Coal Inc. 8.75% 20164	20,000	21,400
Shell International Finance B.V. 4.00% 2014	20,000	21,160
Enbridge Inc. 5.60% 2017	18,500	20,165
Petrobras International 5.75% 2020	17,225	17,119
Petrobras International 6.875% 2040	2,700	2,729
Enterprise Products Operating LP 4.95% 2010	2,400	2,427
Enterprise Products Operating LLC 5.65% 2013	10,000	10,799
Enterprise Products Operating LLC 7.00% 20675	4,830	4,410
Energy Transfer Partners, LP 9.00% 2019	6,535	8,069
Energy Transfer Partners, LP 9.70% 2019	4,660	5,938
Rockies Express Pipeline LLC 6.25% 20134	770	847
Rockies Express Pipeline LLC 6.85% 20184	10,000	11,354
StatoilHydro ASA 3.875% 2014	10,000	10,535
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,549
Pemex Project Funding Master Trust 6.625% 2035	5,000	4,657
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	8,081
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,957
General Maritime Corp. 12.00% 20174	7,500	7,875
Qatar Petroleum 5.579% 20114,7	6,668	6,892
Husky Energy Inc. 5.90% 2014	1,500	1,653
Husky Energy Inc. 7.25% 2019	155	181
Husky Energy Inc. 6.80% 2037	4,425	4,878
Devon Energy Corp. 5.625% 2014	3,000	3,284
Devon Energy Corp. 6.30% 2019	3,000	3,367
PETRONAS Capital Ltd. 7.00% 20124	4,000	4,435
Sunoco, Inc. 4.875% 2014	3,480	3,611
Apache Corp. 6.90% 2018	1,800	2,132
Total Capital 3.125% 2015	2,000	2,010
Chevron Corp. 3.95% 2014	500	530
Chevron Corp. 4.95% 2019	1,300	1,362
TNK-BP Finance SA 7.50% 20164	1,500	1,553
		783,823

UTILITIES — 1.19%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.731% 20145,7,8	32,059	26,337
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144	87,526
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	36,665	28,874
Texas Competitive Electric Holdings Co. LLC 11.25% 20165,10	15,200	11,210
Edison Mission Energy 7.50% 2013	35,525	33,926
Edison Mission Energy 7.75% 2016	35,300	30,534
Midwest Generation, LLC, Series B, 8.56% 20167	10,605	10,711
Edison Mission Energy 7.00% 2017	19,525	15,522
Edison Mission Energy 7.20% 2019	39,450	30,771
Homer City Funding LLC 8.734% 20267	12,405	12,343
Edison Mission Energy 7.625% 2027	20,850	15,429
AES Corp. 9.375% 2010	4,802	4,964
AES Corp. 8.75% 20134	34,656	35,522
AES Corp. 7.75% 2015	10,000	10,075
AES Red Oak, LLC, Series A, 8.54% 20197	18,294	18,752
AES Red Oak, LLC, Series B, 9.20% 20297	7,000	6,790
Israel Electric Corp. Ltd. 7.25% 20194	1,800	1,964
Israel Electric Corp. Ltd. 9.375% 20204	36,715	44,728
Israel Electric Corp. Ltd. 8.10% 20964	4,905	5,020
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	30,742
CMS Energy Corp. 6.25% 2020	20,000	20,013
NRG Energy, Inc. 7.25% 2014	7,825	7,874
NRG Energy, Inc. 7.375% 2016	40,225	40,124
NRG Energy, Inc. 7.375% 2017	1,400	1,395
MidAmerican Energy Co. 5.95% 2017	10,625	11,673
MidAmerican Energy Holdings Co. 5.75% 2018	15,320	16,309
PacifiCorp. 5.50% 2019	5,000	5,379
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,260
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	8,054
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,586
Sierra Pacific Resources 8.625% 2014	2,725	2,820
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,828
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	14,994
Sierra Pacific Resources 6.75% 2017	3,000	3,040
Electricité de France SA 5.50% 20144	15,000	16,585
Electricité de France SA 6.95% 20394	8,000	9,355
PG&E Corp. 5.75% 2014	9,000	9,893
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	10,000	10,451
Alabama Power Co., Series R, 4.70% 2010	1,250	1,292
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	5,042
Alabama Power Co., Series Q, 5.50% 2017	1,000	1,082
Alabama Power Co. 6.00% 2039	9,000	9,536
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	15,275
E.ON International Finance BV 5.80% 20184	13,000	14,346
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,344
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,967
PSEG Power LLC 7.75% 2011	7,500	8,040
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,063
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	3,500	3,440
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	4,000	3,934
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20364	1,750	1,585
Veolia Environnement 5.25% 2013	8,000	8,600
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,659
AES Panamá, SA 6.35% 20164	4,500	4,523
Enersis SA 7.375% 2014	3,500	3,913
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,139
Intergen Power 9.00% 20174	3,000	3,075
		755,228

CONSUMER STAPLES — 0.98%
Altria Group, Inc. 9.70% 2018	18,000	22,578
Altria Group, Inc. 9.25% 2019	54,890	67,697
Altria Group, Inc. 9.95% 2038	23,500	31,172
Anheuser-Busch InBev NV 4.125% 20154	14,950	15,379
Anheuser-Busch InBev NV 7.75% 20194	25,000	29,702
Anheuser-Busch InBev NV 5.375% 20204	4,950	5,087
SUPERVALU INC., Term Loan B, 1.531% 20125,7,8	1,510	1,478
SUPERVALU INC. 7.50% 2012	3,323	3,431
Albertson’s, Inc. 7.25% 2013	14,122	14,475
SUPERVALU INC. 7.50% 2014	1,000	1,008
SUPERVALU INC. 8.00% 2016	18,700	18,794
Albertson’s, Inc. 7.45% 2029	2,000	1,715
Albertson’s, Inc. 8.00% 2031	2,650	2,398
CVS Caremark Corp. 6.60% 2019	2,000	2,225
CVS Caremark Corp. 5.789% 20264,7	4,170	3,982
CVS Caremark Corp. 6.036% 20287	12,962	13,065
CVS Caremark Corp. 6.943% 20307	5,754	6,098
CVS Caremark Corp. 7.507% 20324,7	15,000	16,209
Stater Bros. Holdings Inc. 8.125% 2012	22,625	22,964
Stater Bros. Holdings Inc. 7.75% 2015	17,750	18,194
Constellation Brands, Inc. 8.125% 2012	11,250	11,250
Constellation Brands, Inc. 8.375% 2014	3,675	3,951
Constellation Brands, Inc. 7.25% 2017	21,000	21,184
PepsiCo, Inc. 3.10% 2015	15,000	15,252
PepsiCo, Inc. 7.90% 2018	15,000	18,604
Wesfarmers Ltd. 6.998% 20134	25,000	27,737
Kroger Co. 7.50% 2014	11,130	12,925
Kroger Co. 6.40% 2017	8,250	9,233
Kroger Co. 6.15% 2020	3,620	3,962
Rite Aid Corp., Term Loan T4, 9.50% 20155,7,8	10,000	10,456
Rite Aid Corp. 9.75% 2016	10,000	10,750
Rite Aid Corp. 10.25% 20194	2,250	2,391
Rite Aid Corp. 6.875% 2028	2,300	1,299
Diageo Capital PLC 7.375% 2014	16,255	19,158
Diageo Capital PLC 5.50% 2016	3,745	4,136
Tyson Foods, Inc. 10.50% 2014	6,050	7,018
Tyson Foods, Inc. 7.85% 20165	11,500	12,132
Unilever Capital Corp. 3.65% 2014	17,500	18,313
Procter & Gamble Co. 3.50% 2015	17,250	17,960
Safeway Inc. 6.25% 2014	4,000	4,474
Safeway Inc. 6.35% 2017	8,000	8,938
Safeway Inc. 7.45% 2027	3,000	3,476
Duane Reade Inc. 11.75% 2015	14,150	15,247
Delhaize Group 6.50% 2017	6,301	7,028
Delhaize America, Inc. 9.00% 2031	5,000	6,403
Kraft Foods Inc. 6.75% 2014	10,820	12,185
British American Tobacco International Finance PLC 9.50% 20184	8,705	11,256
Kimberly-Clark Corp. 7.50% 2018	9,000	11,121
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,709
Smithfield Foods, Inc. 10.00% 20144	5,050	5,523
Tesco PLC 5.50% 20174	4,000	4,305
Elizabeth Arden, Inc. 7.75% 2014	3,150	3,134
Dole Food Co., Inc. 8.875% 2011	870	871
		622,032

MATERIALS — 0.75%
Dow Chemical Co. 7.60% 2014	40,450	46,582
Dow Chemical Co. 8.55% 2019	32,800	39,292
Dow Chemical Co. 9.40% 2039	1,160	1,534
International Paper Co. 7.40% 2014	12,500	14,141
International Paper Co. 7.95% 2018	36,545	42,415
International Paper Co. 9.375% 2019	1,505	1,887
International Paper Co. 7.30% 2039	7,000	7,572
Georgia Gulf Corp. 9.00% 20171,4	50,965	52,621
Owens-Brockway Glass Container Inc. 8.25% 2013	19,165	19,644
Owens-Brockway Glass Container Inc. 6.75% 2014	585	594
Owens-Brockway Glass Container Inc. 7.375% 2016	30,255	31,616
Nalco Co. 8.875% 2013	1,000	1,033
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,452
Nalco Co., Term Loan B, 5.75% 20165,7,8	5,512	5,601
Nalco Co. 8.25% 20174	19,795	21,082
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	10,055	10,896
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	15,600	16,988
BHP Billiton Finance (USA) Ltd. 5.50% 2014	17,595	19,403
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	10,914
Rio Tinto Finance (USA) Ltd. 8.95% 2014	6,500	7,847
Georgia-Pacific Corp. 8.125% 2011	5,875	6,213
Georgia-Pacific Corp., First Lien Term Loan B, 2.256% 20125,7,8	4,271	4,190
Georgia-Pacific LLC 8.25% 20164	7,315	7,864
ArcelorMittal 6.125% 2018	17,500	18,240
AMH Holdings, Inc. 11.25% 2014	15,645	15,723
Associated Materials Inc. 9.875% 20164	825	879
Graphic Packaging International, Inc. 9.50% 2017	11,150	11,958
Gerdau Holdings Inc. 7.00% 20204	9,235	9,327
FMG Finance Pty Ltd. 10.625% 20164	6,000	6,825
Ball Corp. 7.125% 2016	3,700	3,876
Ball Corp. 7.375% 2019	2,125	2,226
Airgas, Inc. 7.125% 20184	3,500	3,688
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,272
Reynolds Group 7.75% 20164	2,880	2,916
Arbermarle Corp. 5.10% 2015	2,570	2,710
Plastipak Holdings, Inc. 8.50% 20154	2,275	2,332
Smurfit Capital Funding PLC 7.50% 2025	2,475	2,190
CRH America Inc. 6.95% 2012	815	887
CRH America, Inc. 8.125% 2018	1,095	1,297
Newpage Corp. 11.375% 2014	2,015	1,960
Solutia Inc. 8.75% 2017	1,680	1,785
Corporación Nacional del Cobre de Chile 6.375% 20124	1,500	1,688
Rock-Tenn Co. 9.25% 20164	1,430	1,562
Praxair, Inc. 4.375% 2014	1,000	1,068
C10 Capital (SPV) Ltd. 6.722% (undated)4,5	1,300	923
		474,713

ASSET-BACKED OBLIGATIONS7 — 0.50%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	14,548	14,709
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,465
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	12,665
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	7,309
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	16,001
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	3,586	3,653
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20124	1,737	1,759
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20134	7,268	7,404
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	10,000	10,469
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	17,884	18,610
American Express Issuance Trust, Series 2005-1, Class C, 0.563% 20115	17,500	17,394
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000	14,290
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	4,914	4,982
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,742
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20144	11,564	11,889
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	10,767	10,984
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,772
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.373% 20375	5,109	3,703
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.383% 20375	21,868	5,633
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.361% 20265	4,578	2,733
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.361% 20295	8,891	6,323
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	8,993
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 20355	9,699	8,491
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 0.633% 20144,5	7,550	7,527
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20114	6,375	6,507
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.851% 20355	10,000	6,333
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	2,139
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,245
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 20134	5,000	5,263
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.833% 20135	5,000	4,982
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,851	4,817
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.483% 20165	4,600	4,616
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20335	4,910	4,560
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 0.981% 20345	5,289	3,852
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	3,691	3,711
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,807	3,477
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.831% 20335	110	82
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	8,503	3,435
BA Credit Card Trust, Series 2007-2, Class C-2, 0.503% 20125	3,315	3,303
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20134	3,186	3,295
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 20142,4	3,224	2,958
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.361% 20135	2,583	2,504
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,202	2,235
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.331% 20375	15,726	659
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20375	13,575	1,311
SACO I Trust, Series 2006-12, Class I-A, 0.371% 20365	8,898	1,020
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	173	174
		314,978

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.24%
United Mexican States Government Global 6.375% 2013	5,550	6,202
United Mexican States Government Global 5.875% 2014	20,000	21,937
United Mexican States Government Global 5.625% 2017	3,640	3,840
United Mexican States Government Global 6.75% 2034	7,740	8,166
United Mexican States Government Global 6.05% 2040	2,000	1,935
Russian Federation 8.25% 20107	333	339
Russian Federation 7.50% 20307	18,114	20,460
Croatian Government 6.75% 20194	14,000	14,856
Croatian Government 6.75% 2019	3,000	3,184
Hungarian Government 6.25% 2020	13,685	13,777
Polish Government 6.375% 2019	9,985	10,853
France Government Agency-Guaranteed, Société Finance 2.875% 20144	10,000	10,166
Province of Ontario 1.875% 2012	10,000	10,035
Brazil (Federal Republic of) Global 6.00% 2017	6,000	6,429
State of Qatar 9.75% 2030	4,000	5,580
Banque Centrale de Tunisie 7.375% 2012	3,500	3,850
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,156
South Africa (Republic of) 6.875% 2019	2,050	2,281
Corporación Andina de Fomento 5.75% 2017	2,000	2,068
Peru (Republic of) 7.125% 2019	1,080	1,225
		150,339

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,068	2,487
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	534	452
		2,939

MISCELLANEOUS — 0.05%
Other bonds & notes in initial period of acquisition		28,954

Total bonds & notes (cost: $19,962,482,000)		20,400,553

Short-term securities — 4.20%

Freddie Mac 0.06%–0.33% due 2/16–9/15/2010	966,400	965,897
Fannie Mae 0.085%–0.36% due 3/3–10/4/2010	488,736	488,222
U.S. Treasury Bills 0.22%–0.335% due 5/6–9/23/2010	223,500	223,340
Straight-A Funding LLC 0.16%–0.18% due 3/1–4/26/20104	161,180	161,149
Federal Farm Credit Banks 0.20%–0.35% due 6/15–9/30/2010	125,000	124,887
General Electric Co. 0.17%–0.18% due 3/22–3/24/2010	120,100	120,060
Bank of America Corp. 0.11%–0.21% due 2/1–5/12/2010	110,900	110,860
Private Export Funding Corp. 0.15%–0.29% due 2/19–4/5/20104	99,700	99,683
Jupiter Securitization Co., LLC 0.14% due 2/10–2/23/20104	97,900	97,895
Coca-Cola Co. 0.22% due 5/11–5/12/20104	69,400	69,366
Federal Home Loan Bank 0.10%–0.35% due 4/23–10/4/2010	57,900	57,846
NetJets Inc. 0.13% due 3/16/20104	50,000	49,989
Johnson & Johnson 0.22% due 7/12/20104	35,000	34,965
Variable Funding Capital Company LLC 0.18% due 4/14/20104	30,100	30,080
Walt Disney Co. 0.12% due 3/8/20104	25,000	24,997

Total short-term securities (cost: $2,658,514,000)		2,659,236

Total investment securities (cost: $62,487,652,000)		63,054,827
Other assets less liabilities		215,836

Net assets		$63,270,663

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $9,588,870,000, which represented 15.16% of the net assets of the fund. This amount includes $9,301,232,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Security did not produce income during the last 12 months.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,673,629,000, which represented 7.39% of the net assets of the fund.

5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government retail price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $967,523,000, which represented 1.53% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
11Step bond; coupon rate will increase at a later date.

12Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $30,192,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-0310O-S21475

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: March 31, 2010